UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3587

Fidelity Financial Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Convertible Securities Fund -
Class A, Class T, Class B, Class C and Class I

Semi-Annual Report

May 31, 2016

Class A, Class T, Class B, Class C and Class I are classes of Fidelity® Convertible Securities Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co. 7.50%	5.0	7.8
Allergan PLC 5.50%	4.0	5.4
U.S. Treasury Bonds 2.5% 2/15/46	3.4	0.0
Bank of America Corp. Series L 7.25%	3.0	4.1
NXP Semiconductors NV 1% 12/1/19	2.7	0.6
Twitter, Inc. 1% 9/15/21	2.7	1.3
InterDigital, Inc. 1.5% 3/1/20	2.5	0.3
Scorpio Tankers, Inc. 2.375% 7/1/19	2.5	1.2
T-Mobile U.S., Inc. Series A 5.50%	2.4	1.2
Microchip Technology, Inc. 1.625% 2/15/25	2.3	1.8
	30.5

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.8	18.5
Health Care	17.3	15.4
Financials	12.8	19.9
Energy	8.5	8.7
Telecommunication Services	5.8	6.5

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Convertible Securities	80.9%
Stocks	8.9%
Nonconvertible Bonds	5.9%
U.S. Government and U.S. Government Agency Obligations	3.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 16.1%

As of November 30, 2015*
Convertible Securities	67.6%
Stocks	29.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

 * Foreign investments - 10.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 50.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 44.5%
CONSUMER DISCRETIONARY - 2.3%
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	$3,160	$3,703
Household Durables - 1.1%
Lennar Corp. 3.25% 11/15/21	8,360	16,239
M/I Homes, Inc. 3% 3/1/18	3,000	2,923
		19,162
Media - 1.0%
Liberty Media Corp.:
1.375% 10/15/23	9,000	8,938
3.5% 1/15/31	13,500	7,083
		16,021
TOTAL CONSUMER DISCRETIONARY		38,886
CONSUMER STAPLES - 1.2%
Tobacco - 1.2%
Vector Group Ltd. 2.5% 1/15/19 (a)	14,840	20,752
ENERGY - 4.4%
Energy Equipment & Services - 0.0%
Vantage Drilling Co. 5.5% 7/15/43 (b)(c)	20,000	20
Oil, Gas & Consumable Fuels - 4.4%
Chesapeake Energy Corp. 2.5% 5/15/37	6,545	6,054
Clean Energy Fuels Corp. 5.25% 10/1/18 (c)	10,000	6,794
Cobalt International Energy, Inc. 2.625% 12/1/19	9,440	3,941
Peabody Energy Corp. 4.75% 12/15/41 (b)	103,850	649
Scorpio Tankers, Inc. 2.375% 7/1/19 (c)	49,620	41,495
Whiting Petroleum Corp. 1.25% 4/1/20 (c)	18,000	13,680
		72,613
TOTAL ENERGY		72,633
FINANCIALS - 1.4%
Insurance - 0.7%
FNF Group 4.25% 8/15/18	6,000	11,633
Real Estate Management & Development - 0.7%
Extra Space Storage LP 3.125% 10/1/35 (c)	10,000	11,500
TOTAL FINANCIALS		23,133
HEALTH CARE - 7.3%
Biotechnology - 1.5%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	7,000	7,319
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20	9,000	11,160
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	6,400	6,212
		24,691
Health Care Equipment & Supplies - 0.9%
Hologic, Inc. 2% 3/1/42 (d)	9,716	12,497
Teleflex, Inc. 3.875% 8/1/17	1,100	2,882
		15,379
Health Care Providers & Services - 1.4%
HealthSouth Corp. 2% 12/1/43	19,500	23,120
Life Sciences Tools & Services - 0.4%
Fluidigm Corp. 2.75% 2/1/34	9,500	6,015
Pharmaceuticals - 3.1%
Akorn, Inc. 3.5% 6/1/16	5,000	17,041
ANI Pharmaceuticals, Inc. 3% 12/1/19	1,700	1,814
Horizon Pharma Investment Ltd. 2.5% 3/15/22	12,000	10,965
Orexigen Therapeutics, Inc. 2.75% 12/1/20	10,000	3,513
Teva Pharmaceutical Finance LLC 0.25% 2/1/26	15,000	19,369
		52,702
TOTAL HEALTH CARE		121,907
INDUSTRIALS - 1.0%
Airlines - 0.5%
JetBlue Airways Corp. Series D 6.75% 10/15/39	2,200	8,085
Machinery - 0.5%
Trinity Industries, Inc. 3.875% 6/1/36	8,000	8,525
TOTAL INDUSTRIALS		16,610
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 3.6%
Brocade Communications Systems, Inc. 1.375% 1/1/20	9,710	9,388
InterDigital, Inc. 1.5% 3/1/20	39,650	42,128
Liberty Interactive LLC 0.75% 3/30/43	5,310	9,044
		60,560
Internet Software & Services - 8.1%
LinkedIn Corp. 0.5% 11/1/19	22,100	20,650
Twitter, Inc.:
0.25% 9/15/19	8,500	7,485
1% 9/15/21	53,548	44,913
VeriSign, Inc. 4.345% 8/15/37 (a)	8,000	19,950
Web.com Group, Inc. 1% 8/15/18	5,500	5,067
WebMD Health Corp.:
1.5% 12/1/20	3,700	5,148
2.5% 1/31/18	4,300	5,044
Yahoo!, Inc. 0% 12/1/18	26,820	26,971
		135,228
Semiconductors & Semiconductor Equipment - 9.7%
Intel Corp. 3.25% 8/1/39	4,750	7,505
Microchip Technology, Inc. 1.625% 2/15/25	35,000	38,916
Micron Technology, Inc.:
1.625% 2/15/33	10,250	13,504
3% 11/15/43	27,850	20,261
Novellus Systems, Inc. 2.625% 5/15/41	10,500	25,587
NXP Semiconductors NV 1% 12/1/19	38,570	45,537
Xilinx, Inc. 2.625% 6/15/17	6,200	10,257
		161,567
Software - 4.5%
BroadSoft, Inc. 1% 9/1/22 (c)	3,000	3,831
FireEye, Inc. 1.625% 6/1/35 (c)	13,500	11,095
Nuance Communications, Inc. 1% 12/15/35 (c)	18,000	16,099
Salesforce.com, Inc. 0.25% 4/1/18	15,000	20,269
TiVo, Inc. 2% 10/1/21	21,100	20,718
Workday, Inc. 1.5% 7/15/20	2,500	2,956
		74,968
Technology Hardware, Storage & Peripherals - 0.8%
BlackBerry Ltd. 6% 11/13/20 (Reg. S)	13,000	13,520
TOTAL INFORMATION TECHNOLOGY		445,843
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. 3.5% 2/1/19 (c)	3,000	2,904

TOTAL CONVERTIBLE BONDS		742,668

Nonconvertible Bonds - 5.9%
CONSUMER DISCRETIONARY - 1.2%
Media - 1.2%
Altice SA:
7.625% 2/15/25 (c)	8,500	8,394
7.75% 5/15/22 (c)	9,500	9,732
Anna Merger Sub, Inc. 7.75% 10/1/22 (c)	1,305	1,259
		19,385
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (c)	1,775	1,817
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Southwestern Energy Co. 4.1% 3/15/22	16,165	13,174
FINANCIALS - 1.0%
Thrifts & Mortgage Finance - 1.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (c)	16,730	17,441
HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (c)	15,000	12,544
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Neptune Finco Corp. 10.125% 1/15/23 (c)	9,200	10,304
UTILITIES - 1.4%
Independent Power and Renewable Electricity Producers - 1.4%
Dynegy, Inc.:
7.375% 11/1/22	5,750	5,549
7.625% 11/1/24	18,570	17,827
		23,376

TOTAL NONCONVERTIBLE BONDS		98,041

TOTAL CORPORATE BONDS
(Cost $906,877)		840,709

U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds 2.5% 2/15/46
(Cost $56,713)	58,500	56,743
	Shares	Value (000s)

Common Stocks - 8.9%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.5%
General Motors Co.	270,568	$8,463
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (e)(f)	686	4
Household Durables - 0.5%
Newell Brands, Inc.	160,000	7,630

TOTAL CONSUMER DISCRETIONARY		16,097

CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Cott Corp.	300,000	4,331
Food Products - 0.2%
B&G Foods, Inc. Class A	100,000	4,299

TOTAL CONSUMER STAPLES		8,630

FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
Weyerhaeuser Co.	159,600	5,027
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
GlaxoSmithKline PLC sponsored ADR	255,000	10,804
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.5%
InterDigital, Inc.	139,025	8,105
Internet Software & Services - 1.7%
Twitter, Inc. (e)(g)	1,525,475	23,218
Yahoo!, Inc. (e)	132,400	5,023
		28,241
Semiconductors & Semiconductor Equipment - 0.7%
Qualcomm, Inc.	227,900	12,516
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	296,000	29,559
EMC Corp.	265,000	7,407
		36,966

TOTAL INFORMATION TECHNOLOGY		85,828

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	560,000	21,924
TOTAL COMMON STOCKS
(Cost $143,627)		148,310

Convertible Preferred Stocks - 36.4%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50% (e)	25,000	2,119
CONSUMER STAPLES - 3.6%
Food Products - 3.6%
Bunge Ltd. 4.875% (e)	192,000	18,273
Post Holdings, Inc.:
3.75%	50,000	8,262
Series C 2.50%	172,500	24,991
Tyson Foods, Inc. 4.75% (e)	128,200	9,042
		60,568
ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp. 7.50% (e)	159,000	6,201
Chesapeake Energy Corp. Series A, 5.75% (c)(e)	41,700	10,269
Hess Corp. Series A 8.00%	155,600	11,836
Kinder Morgan, Inc. Series A 9.75%	267,284	12,220
Southwestern Energy Co. Series B 6.25%	456,500	14,722
		55,248
FINANCIALS - 10.1%
Banks - 8.0%
Bank of America Corp. Series L 7.25%	43,999	50,841
Wells Fargo & Co. 7.50% (e)	67,630	83,140
		133,981
Real Estate Investment Trusts - 2.1%
American Tower Corp. 5.50%	47,300	4,995
Crown Castle International Corp. 4.50% (e)	42,900	4,681
Welltower, Inc. Series I, 6.50% (e)	14,300	896
Weyerhaeuser Co. Series A, 6.375% (e)	486,200	24,680
		35,252

TOTAL FINANCIALS		169,233

HEALTH CARE - 8.5%
Health Care Equipment & Supplies - 0.3%
Alere, Inc. 3.00%	13,522	4,560
Health Care Providers & Services - 2.7%
AmSurg Corp. Series A-1, 5.25% (e)	176,500	24,941
Anthem, Inc. 5.25% (e)	461,000	20,538
		45,479
Pharmaceuticals - 5.5%
Allergan PLC 5.50%	78,900	66,644
Teva Pharmaceutical Industries Ltd. 7%	29,100	24,760
		91,404

TOTAL HEALTH CARE		141,443

INDUSTRIALS - 1.6%
Commercial Services & Supplies - 1.6%
Stericycle, Inc. 2.25%	330,000	26,153
MATERIALS - 1.3%
Metals & Mining - 1.3%
Alcoa, Inc. Series 1, 5.375% (e)	658,300	21,691
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.5%
Frontier Communications Corp. Series A 11.125%	247,100	24,320
Wireless Telecommunication Services - 2.4%
T-Mobile U.S., Inc. Series A 5.50%	555,700	40,288

TOTAL TELECOMMUNICATION SERVICES		64,608

UTILITIES - 4.0%
Electric Utilities - 0.6%
Exelon Corp. 6.50% (e)	221,500	10,459
Independent Power and Renewable Electricity Producers - 1.4%
Dynegy, Inc. 5.375%	350,000	23,664
Multi-Utilities - 2.0%
CenterPoint Energy, Inc. 2.00% ZENS (e)	500,000	32,313

TOTAL UTILITIES		66,436

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $643,289)		607,499

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.40% (h)	26,384,480	26,384
Fidelity Securities Lending Cash Central Fund, 0.44% (h)(i)	7,953,050	7,953
TOTAL MONEY MARKET FUNDS
(Cost $34,337)		34,337
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,784,843)		1,687,598
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(20,139)
NET ASSETS - 100%		$1,667,459

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Non-income producing - Security is in default.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $179,178,000 or 10.7% of net assets.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000 or 0.0% of net assets.

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$1

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$80
Fidelity Securities Lending Cash Central Fund	11
Total	$91

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$18,216	$16,093	$2,123	$--
Consumer Staples	69,198	17,672	51,526	--
Energy	55,248	44,979	10,269	--
Financials	174,260	174,260	--	--
Health Care	152,247	122,927	29,320	--
Industrials	26,153	26,153	--	--
Information Technology	85,828	85,828	--	--
Materials	21,691	21,691	--	--
Telecommunication Services	86,532	86,532	--	--
Utilities	66,436	34,123	32,313	--
Corporate Bonds	840,709	--	840,709	--
U.S. Government and Government Agency Obligations	56,743	--	56,743	--
Money Market Funds	34,337	34,337	--	--
Total Investments in Securities:	$1,687,598	$664,595	$1,023,003	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	3.4%
AAA,AA,A	1.1%
BBB	3.5%
BB	14.2%
B	11.5%
CCC,CC,C	2.1%
D	0.1%
Not Rated	17.9%
Equities	45.3%
Short-Term Investments and Net Other Assets	0.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.9%
Ireland	4.0%
Netherlands	2.7%
Marshall Islands	2.5%
Canada	1.9%
Bermuda	1.7%
Israel	1.5%
Luxembourg	1.1%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,809) — See accompanying schedule: Unaffiliated issuers (cost $1,750,506)	$1,653,261
Fidelity Central Funds (cost $34,337)	34,337
Total Investments (cost $1,784,843)		$1,687,598
Cash		1,909
Foreign currency held at value (cost $188)		188
Receivable for investments sold		31,657
Receivable for fund shares sold		186
Dividends receivable		5,705
Interest receivable		5,955
Distributions receivable from Fidelity Central Funds		35
Prepaid expenses		1
Other receivables		7
Total assets		1,733,241
Liabilities
Payable for investments purchased	$55,197
Payable for fund shares redeemed	1,946
Accrued management fee	332
Distribution and service plan fees payable	35
Other affiliated payables	279
Other payables and accrued expenses	40
Collateral on securities loaned, at value	7,953
Total liabilities		65,782
Net Assets		$1,667,459
Net Assets consist of:
Paid in capital		$1,705,693
Undistributed net investment income		13,234
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		45,777
Net unrealized appreciation (depreciation) on investments		(97,245)
Net Assets		$1,667,459
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,847.12 ÷ 1,382.094 shares)		$25.94
Maximum offering price per share (100/94.25 of $25.94)		$27.52
Class T:
Net Asset Value and redemption price per share ($6,973.35 ÷ 268.769 shares)		$25.95
Maximum offering price per share (100/96.50 of $25.95)		$26.89
Class B:
Net Asset Value and offering price per share ($251.33 ÷ 9.687 shares)(a)		$25.95
Class C:
Net Asset Value and offering price per share ($28,724.74 ÷ 1,114.686 shares)(a)		$25.77
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,532,474.67 ÷ 58,861.079 shares)		$26.04
Class I:
Net Asset Value, offering price and redemption price per share ($63,187.76 ÷ 2,430.581 shares)		$26.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$19,858
Interest		8,657
Income from Fidelity Central Funds		91
Total income		28,606
Expenses
Management fee
Basic fee	$3,887
Performance adjustment	(1,760)
Transfer agent fees	1,448
Distribution and service plan fees	230
Accounting and security lending fees	267
Custodian fees and expenses	9
Independent trustees' fees and expenses	4
Registration fees	87
Audit	48
Legal	1
Miscellaneous	30
Total expenses before reductions	4,251
Expense reductions	(7)	4,244
Net investment income (loss)		24,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,305
Foreign currency transactions	(2)
Total net realized gain (loss)		99,303
Change in net unrealized appreciation (depreciation) on investment securities		(215,746)
Net gain (loss)		(116,443)
Net increase (decrease) in net assets resulting from operations		$(92,081)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,362	$56,146
Net realized gain (loss)	99,303	145,093
Change in net unrealized appreciation (depreciation)	(215,746)	(356,501)
Net increase (decrease) in net assets resulting from operations	(92,081)	(155,262)
Distributions to shareholders from net investment income	(28,204)	(53,288)
Distributions to shareholders from net realized gain	(135,548)	(87,333)
Total distributions	(163,752)	(140,621)
Share transactions - net increase (decrease)	(131,995)	(327,711)
Total increase (decrease) in net assets	(387,828)	(623,594)
Net Assets
Beginning of period	2,055,287	2,678,881
End of period (including undistributed net investment income of $13,234 and undistributed net investment income of $17,076, respectively)	$1,667,459	$2,055,287

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.56	$33.42	$30.79	$25.08	$22.85	$24.22
Income from Investment Operations
Net investment income (loss)A	.33	.66	.51	.57	.68	.72
Net realized and unrealized gain (loss)	(1.57)	(2.81)	2.81B	5.88	2.22	(1.34)
Total from investment operations	(1.24)	(2.15)	3.32	6.45	2.90	(.62)
Distributions from net investment income	(.38)	(.61)	(.48)	(.74)	(.67)	(.75)
Distributions from net realized gain	(2.00)	(1.10)	(.21)	–	–	–
Total distributions	(2.38)	(1.71)	(.69)	(.74)	(.67)	(.75)
Net asset value, end of period	$25.94	$29.56	$33.42	$30.79	$25.08	$22.85
Total ReturnC,D,E	(4.19)%	(6.60)%	10.95%B	26.12%	12.87%	(2.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.84%	.86%	.99%	1.04%	.88%
Expenses net of fee waivers, if any	.74%H	.84%	.85%	.99%	1.04%	.88%
Expenses net of all reductions	.74%H	.84%	.85%	.99%	1.04%	.88%
Net investment income (loss)	2.56%H	2.09%	1.60%	1.99%	2.79%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$36	$56	$150	$113	$26	$33
Portfolio turnover rateI	111%H	19%	23%	22%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.56	$33.44	$30.80	$25.09	$22.87	$24.23
Income from Investment Operations
Net investment income (loss)A	.29	.57	.42	.48	.60	.65
Net realized and unrealized gain (loss)	(1.56)	(2.82)	2.82B	5.89	2.22	(1.34)
Total from investment operations	(1.27)	(2.25)	3.24	6.37	2.82	(.69)
Distributions from net investment income	(.34)	(.53)	(.39)	(.66)	(.60)	(.67)
Distributions from net realized gain	(2.00)	(1.10)	(.21)	–	–	–
Total distributions	(2.34)	(1.63)	(.60)	(.66)	(.60)	(.67)
Net asset value, end of period	$25.95	$29.56	$33.44	$30.80	$25.09	$22.87
Total ReturnC,D,E	(4.32)%	(6.91)%	10.67%B	25.73%	12.48%	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	1.12%	1.14%	1.30%	1.36%	1.18%
Expenses net of fee waivers, if any	1.05%H	1.12%	1.14%	1.30%	1.36%	1.18%
Expenses net of all reductions	1.05%H	1.12%	1.14%	1.30%	1.36%	1.17%
Net investment income (loss)	2.26%H	1.81%	1.32%	1.68%	2.47%	2.55%
Supplemental Data
Net assets, end of period (in millions)	$7	$9	$14	$11	$4	$5
Portfolio turnover rateI	111%H	19%	23%	22%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.30%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.53	$33.37	$30.74	$25.04	$22.82	$24.17
Income from Investment Operations
Net investment income (loss)A	.22	.41	.25	.32	.47	.51
Net realized and unrealized gain (loss)	(1.57)	(2.81)	2.81B	5.89	2.22	(1.34)
Total from investment operations	(1.35)	(2.40)	3.06	6.21	2.69	(.83)
Distributions from net investment income	(.24)	(.34)	(.22)	(.51)	(.47)	(.52)
Distributions from net realized gain	(2.00)	(1.10)	(.21)	–	–	–
Total distributions	(2.23)C	(1.44)	(.43)	(.51)	(.47)	(.52)
Net asset value, end of period	$25.95	$29.53	$33.37	$30.74	$25.04	$22.82
Total ReturnD,E,F	(4.59)%	(7.38)%	10.05%B	25.05%	11.91%	(3.59)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.60%I	1.64%	1.69%	1.83%	1.88%	1.73%
Expenses net of fee waivers, if any	1.60%I	1.64%	1.69%	1.83%	1.88%	1.73%
Expenses net of all reductions	1.60%I	1.63%	1.69%	1.83%	1.88%	1.73%
Net investment income (loss)	1.70%I	1.30%	.77%	1.15%	1.95%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$–	$1	$1	$1	$1	$1
Portfolio turnover rateJ	111%I	19%	23%	22%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.68%.

 C Total distributions of $2.23 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $1.997 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.37	$33.23	$30.63	$24.97	$22.75	$24.14
Income from Investment Operations
Net investment income (loss)A	.23	.42	.27	.34	.49	.51
Net realized and unrealized gain (loss)	(1.56)	(2.80)	2.80B	5.87	2.22	(1.33)
Total from investment operations	(1.33)	(2.38)	3.07	6.21	2.71	(.82)
Distributions from net investment income	(.28)	(.38)	(.26)	(.55)	(.49)	(.57)
Distributions from net realized gain	(2.00)	(1.10)	(.21)	–	–	–
Total distributions	(2.27)C	(1.48)	(.47)	(.55)	(.49)	(.57)
Net asset value, end of period	$25.77	$29.37	$33.23	$30.63	$24.97	$22.75
Total ReturnD,E,F	(4.55)%	(7.35)%	10.13%B	25.12%	12.01%	(3.57)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.50%I	1.60%	1.62%	1.78%	1.82%	1.67%
Expenses net of fee waivers, if any	1.50%I	1.60%	1.62%	1.77%	1.82%	1.67%
Expenses net of all reductions	1.50%I	1.59%	1.62%	1.77%	1.82%	1.67%
Net investment income (loss)	1.80%I	1.33%	.84%	1.20%	2.01%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$29	$39	$48	$28	$12	$13
Portfolio turnover rateJ	111%I	19%	23%	22%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.76%.

 C Total distributions of $2.27 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.997 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.66	$33.56	$30.90	$25.16	$22.92	$24.29
Income from Investment Operations
Net investment income (loss)A	.36	.75	.60	.64	.75	.79
Net realized and unrealized gain (loss)	(1.56)	(2.83)	2.83B	5.91	2.23	(1.35)
Total from investment operations	(1.20)	(2.08)	3.43	6.55	2.98	(.56)
Distributions from net investment income	(.43)	(.72)	(.56)	(.81)	(.74)	(.81)
Distributions from net realized gain	(2.00)	(1.10)	(.21)	–	–	–
Total distributions	(2.42)C	(1.82)	(.77)	(.81)	(.74)	(.81)
Net asset value, end of period	$26.04	$29.66	$33.56	$30.90	$25.16	$22.92
Total ReturnD,E	(4.03)%	(6.38)%	11.28%B	26.44%	13.20%	(2.54)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.56%	.58%	.73%	.76%	.61%
Expenses net of fee waivers, if any	.46%H	.56%	.58%	.72%	.76%	.61%
Expenses net of all reductions	.46%H	.56%	.58%	.72%	.76%	.61%
Net investment income (loss)	2.84%H	2.37%	1.88%	2.26%	3.07%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$1,532	$1,823	$2,307	$2,109	$1,733	$1,904
Portfolio turnover rateI	111%H	19%	23%	22%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.91%.

 C Total distributions of $2.42 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $1.997 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.62	$33.51	$30.86	$25.13	$22.90	$24.27
Income from Investment Operations
Net investment income (loss)A	.36	.74	.59	.64	.74	.77
Net realized and unrealized gain (loss)	(1.56)	(2.82)	2.83B	5.89	2.22	(1.33)
Total from investment operations	(1.20)	(2.08)	3.42	6.53	2.96	(.56)
Distributions from net investment income	(.42)	(.71)	(.56)	(.80)	(.73)	(.81)
Distributions from net realized gain	(2.00)	(1.10)	(.21)	–	–	–
Total distributions	(2.42)	(1.81)	(.77)	(.80)	(.73)	(.81)
Net asset value, end of period	$26.00	$29.62	$33.51	$30.86	$25.13	$22.90
Total ReturnC,D	(4.06)%	(6.39)%	11.25%B	26.42%	13.11%	(2.55)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G	.58%	.61%	.76%	.80%	.65%
Expenses net of fee waivers, if any	.48%G	.58%	.61%	.76%	.80%	.65%
Expenses net of all reductions	.48%G	.58%	.61%	.76%	.80%	.65%
Net investment income (loss)	2.82%G	2.35%	1.85%	2.22%	3.03%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$63	$128	$159	$92	$14	$23
Portfolio turnover rateH	111%G	19%	23%	22%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.88%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, contingent interest, equity-debt classifications, deferred trustees compensation, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$133,457
Gross unrealized depreciation	(228,279)
Net unrealized appreciation (depreciation) on securities	$(94,822)
Tax cost	$1,782,420

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $906,756 and $1,188,205, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the BofA Merrill Lynch℠ All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .25% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$52	$–
Class T	.25%	.25%	19	–
Class B	.75%	.25%	2	2
Class C	.75%	.25%	157	13
			$230	$ 15

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13
Class T	–(a)
Class B(b)	–(a)
Class C(b)	2
$15

 (a) In the amount of less than five hundred dollars.

 (b) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$40.19
Class T	9.25
Class B	1.30
Class C	32.20
Convertible Securities	1,294.16
Class I	72.19
	$1,448

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,528.56%		$–(a)

 (a) In the amount of less than five hundred dollars.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$660	$1,806
Class T	101	205
Class B	4	10
Class C	349	553
Convertible Securities	25,750	47,205
Class I	1,340	3,509
Total	$28,204	$53,288
From net realized gain
Class A	$3,668	$4,752
Class T	611	461
Class B	42	44
Class C	2,620	1,591
Convertible Securities	121,510	75,279
Class I	7,097	5,206
Total	$135,548	$87,333

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	143	1,290	$3,683	$41,387
Reinvestment of distributions	156	200	4,061	6,239
Shares redeemed	(802)	(4,097)	(20,487)	(130,595)
Net increase (decrease)	(503)	(2,607)	$(12,743)	$(82,969)
Class T
Shares sold	15	60	$378	$1,939
Reinvestment of distributions	26	21	679	649
Shares redeemed	(86)	(186)	(2,194)	(5,784)
Net increase (decrease)	(45)	(105)	$(1,137)	$(3,196)
Class B
Shares sold	–(a)	–(a)	$4	$8
Reinvestment of distributions	2	2	44	51
Shares redeemed	(13)	(21)	(334)	(668)
Net increase (decrease)	(11)	(19)	$(286)	$(609)
Class C
Shares sold	37	294	$931	$9,362
Reinvestment of distributions	98	60	2,556	1,859
Shares redeemed	(348)	(457)	(8,803)	(13,980)
Net increase (decrease)	(213)	(103)	$(5,316)	$(2,759)
Convertible Securities
Shares sold	1,388	5,334	$35,580	$170,055
Reinvestment of distributions	5,005	3,473	130,956	108,158
Shares redeemed	(8,977)	(16,104)	(229,518)	(506,266)
Net increase (decrease)	(2,584)	(7,297)	$(62,982)	$(228,053)
Class I
Shares sold	431	4,462	$10,982	$141,039
Reinvestment of distributions	245	218	6,414	6,798
Shares redeemed	(2,563)	(5,097)	(66,927)	(157,962)
Net increase (decrease)	(1,887)	(417)	$(49,531)	$(10,125)

 (a) In the amount of less than five hundred shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.74%
Actual		$1,000.00	$958.10	$3.62
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Class T	1.05%
Actual		$1,000.00	$956.80	$5.14
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class B	1.60%
Actual		$1,000.00	$954.10	$7.82
Hypothetical-C		$1,000.00	$1,017.00	$8.07
Class C	1.50%
Actual		$1,000.00	$954.50	$7.33
Hypothetical-C		$1,000.00	$1,017.50	$7.57
Convertible Securities	.46%
Actual		$1,000.00	$959.70	$2.25
Hypothetical-C		$1,000.00	$1,022.70	$2.33
Class I	.48%
Actual		$1,000.00	$959.40	$2.35
Hypothetical-C		$1,000.00	$1,022.60	$2.43

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ACVS-SANN-0716
1.884070.107

Fidelity® Convertible Securities Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co. 7.50%	5.0	7.8
Allergan PLC 5.50%	4.0	5.4
U.S. Treasury Bonds 2.5% 2/15/46	3.4	0.0
Bank of America Corp. Series L 7.25%	3.0	4.1
NXP Semiconductors NV 1% 12/1/19	2.7	0.6
Twitter, Inc. 1% 9/15/21	2.7	1.3
InterDigital, Inc. 1.5% 3/1/20	2.5	0.3
Scorpio Tankers, Inc. 2.375% 7/1/19	2.5	1.2
T-Mobile U.S., Inc. Series A 5.50%	2.4	1.2
Microchip Technology, Inc. 1.625% 2/15/25	2.3	1.8
	30.5

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.8	18.5
Health Care	17.3	15.4
Financials	12.8	19.9
Energy	8.5	8.7
Telecommunication Services	5.8	6.5

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Convertible Securities	80.9%
Stocks	8.9%
Nonconvertible Bonds	5.9%
U.S. Government and U.S. Government Agency Obligations	3.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 16.1%

As of November 30, 2015*
Convertible Securities	67.6%
Stocks	29.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

 * Foreign investments - 10.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 50.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 44.5%
CONSUMER DISCRETIONARY - 2.3%
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	$3,160	$3,703
Household Durables - 1.1%
Lennar Corp. 3.25% 11/15/21	8,360	16,239
M/I Homes, Inc. 3% 3/1/18	3,000	2,923
		19,162
Media - 1.0%
Liberty Media Corp.:
1.375% 10/15/23	9,000	8,938
3.5% 1/15/31	13,500	7,083
		16,021
TOTAL CONSUMER DISCRETIONARY		38,886
CONSUMER STAPLES - 1.2%
Tobacco - 1.2%
Vector Group Ltd. 2.5% 1/15/19 (a)	14,840	20,752
ENERGY - 4.4%
Energy Equipment & Services - 0.0%
Vantage Drilling Co. 5.5% 7/15/43 (b)(c)	20,000	20
Oil, Gas & Consumable Fuels - 4.4%
Chesapeake Energy Corp. 2.5% 5/15/37	6,545	6,054
Clean Energy Fuels Corp. 5.25% 10/1/18 (c)	10,000	6,794
Cobalt International Energy, Inc. 2.625% 12/1/19	9,440	3,941
Peabody Energy Corp. 4.75% 12/15/41 (b)	103,850	649
Scorpio Tankers, Inc. 2.375% 7/1/19 (c)	49,620	41,495
Whiting Petroleum Corp. 1.25% 4/1/20 (c)	18,000	13,680
		72,613
TOTAL ENERGY		72,633
FINANCIALS - 1.4%
Insurance - 0.7%
FNF Group 4.25% 8/15/18	6,000	11,633
Real Estate Management & Development - 0.7%
Extra Space Storage LP 3.125% 10/1/35 (c)	10,000	11,500
TOTAL FINANCIALS		23,133
HEALTH CARE - 7.3%
Biotechnology - 1.5%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	7,000	7,319
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20	9,000	11,160
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	6,400	6,212
		24,691
Health Care Equipment & Supplies - 0.9%
Hologic, Inc. 2% 3/1/42 (d)	9,716	12,497
Teleflex, Inc. 3.875% 8/1/17	1,100	2,882
		15,379
Health Care Providers & Services - 1.4%
HealthSouth Corp. 2% 12/1/43	19,500	23,120
Life Sciences Tools & Services - 0.4%
Fluidigm Corp. 2.75% 2/1/34	9,500	6,015
Pharmaceuticals - 3.1%
Akorn, Inc. 3.5% 6/1/16	5,000	17,041
ANI Pharmaceuticals, Inc. 3% 12/1/19	1,700	1,814
Horizon Pharma Investment Ltd. 2.5% 3/15/22	12,000	10,965
Orexigen Therapeutics, Inc. 2.75% 12/1/20	10,000	3,513
Teva Pharmaceutical Finance LLC 0.25% 2/1/26	15,000	19,369
		52,702
TOTAL HEALTH CARE		121,907
INDUSTRIALS - 1.0%
Airlines - 0.5%
JetBlue Airways Corp. Series D 6.75% 10/15/39	2,200	8,085
Machinery - 0.5%
Trinity Industries, Inc. 3.875% 6/1/36	8,000	8,525
TOTAL INDUSTRIALS		16,610
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 3.6%
Brocade Communications Systems, Inc. 1.375% 1/1/20	9,710	9,388
InterDigital, Inc. 1.5% 3/1/20	39,650	42,128
Liberty Interactive LLC 0.75% 3/30/43	5,310	9,044
		60,560
Internet Software & Services - 8.1%
LinkedIn Corp. 0.5% 11/1/19	22,100	20,650
Twitter, Inc.:
0.25% 9/15/19	8,500	7,485
1% 9/15/21	53,548	44,913
VeriSign, Inc. 4.345% 8/15/37 (a)	8,000	19,950
Web.com Group, Inc. 1% 8/15/18	5,500	5,067
WebMD Health Corp.:
1.5% 12/1/20	3,700	5,148
2.5% 1/31/18	4,300	5,044
Yahoo!, Inc. 0% 12/1/18	26,820	26,971
		135,228
Semiconductors & Semiconductor Equipment - 9.7%
Intel Corp. 3.25% 8/1/39	4,750	7,505
Microchip Technology, Inc. 1.625% 2/15/25	35,000	38,916
Micron Technology, Inc.:
1.625% 2/15/33	10,250	13,504
3% 11/15/43	27,850	20,261
Novellus Systems, Inc. 2.625% 5/15/41	10,500	25,587
NXP Semiconductors NV 1% 12/1/19	38,570	45,537
Xilinx, Inc. 2.625% 6/15/17	6,200	10,257
		161,567
Software - 4.5%
BroadSoft, Inc. 1% 9/1/22 (c)	3,000	3,831
FireEye, Inc. 1.625% 6/1/35 (c)	13,500	11,095
Nuance Communications, Inc. 1% 12/15/35 (c)	18,000	16,099
Salesforce.com, Inc. 0.25% 4/1/18	15,000	20,269
TiVo, Inc. 2% 10/1/21	21,100	20,718
Workday, Inc. 1.5% 7/15/20	2,500	2,956
		74,968
Technology Hardware, Storage & Peripherals - 0.8%
BlackBerry Ltd. 6% 11/13/20 (Reg. S)	13,000	13,520
TOTAL INFORMATION TECHNOLOGY		445,843
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. 3.5% 2/1/19 (c)	3,000	2,904

TOTAL CONVERTIBLE BONDS		742,668

Nonconvertible Bonds - 5.9%
CONSUMER DISCRETIONARY - 1.2%
Media - 1.2%
Altice SA:
7.625% 2/15/25 (c)	8,500	8,394
7.75% 5/15/22 (c)	9,500	9,732
Anna Merger Sub, Inc. 7.75% 10/1/22 (c)	1,305	1,259
		19,385
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (c)	1,775	1,817
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Southwestern Energy Co. 4.1% 3/15/22	16,165	13,174
FINANCIALS - 1.0%
Thrifts & Mortgage Finance - 1.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (c)	16,730	17,441
HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (c)	15,000	12,544
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Neptune Finco Corp. 10.125% 1/15/23 (c)	9,200	10,304
UTILITIES - 1.4%
Independent Power and Renewable Electricity Producers - 1.4%
Dynegy, Inc.:
7.375% 11/1/22	5,750	5,549
7.625% 11/1/24	18,570	17,827
		23,376

TOTAL NONCONVERTIBLE BONDS		98,041

TOTAL CORPORATE BONDS
(Cost $906,877)		840,709

U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds 2.5% 2/15/46
(Cost $56,713)	58,500	56,743
	Shares	Value (000s)

Common Stocks - 8.9%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.5%
General Motors Co.	270,568	$8,463
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (e)(f)	686	4
Household Durables - 0.5%
Newell Brands, Inc.	160,000	7,630

TOTAL CONSUMER DISCRETIONARY		16,097

CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Cott Corp.	300,000	4,331
Food Products - 0.2%
B&G Foods, Inc. Class A	100,000	4,299

TOTAL CONSUMER STAPLES		8,630

FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
Weyerhaeuser Co.	159,600	5,027
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
GlaxoSmithKline PLC sponsored ADR	255,000	10,804
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.5%
InterDigital, Inc.	139,025	8,105
Internet Software & Services - 1.7%
Twitter, Inc. (e)(g)	1,525,475	23,218
Yahoo!, Inc. (e)	132,400	5,023
		28,241
Semiconductors & Semiconductor Equipment - 0.7%
Qualcomm, Inc.	227,900	12,516
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	296,000	29,559
EMC Corp.	265,000	7,407
		36,966

TOTAL INFORMATION TECHNOLOGY		85,828

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	560,000	21,924
TOTAL COMMON STOCKS
(Cost $143,627)		148,310

Convertible Preferred Stocks - 36.4%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50% (e)	25,000	2,119
CONSUMER STAPLES - 3.6%
Food Products - 3.6%
Bunge Ltd. 4.875% (e)	192,000	18,273
Post Holdings, Inc.:
3.75%	50,000	8,262
Series C 2.50%	172,500	24,991
Tyson Foods, Inc. 4.75% (e)	128,200	9,042
		60,568
ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp. 7.50% (e)	159,000	6,201
Chesapeake Energy Corp. Series A, 5.75% (c)(e)	41,700	10,269
Hess Corp. Series A 8.00%	155,600	11,836
Kinder Morgan, Inc. Series A 9.75%	267,284	12,220
Southwestern Energy Co. Series B 6.25%	456,500	14,722
		55,248
FINANCIALS - 10.1%
Banks - 8.0%
Bank of America Corp. Series L 7.25%	43,999	50,841
Wells Fargo & Co. 7.50% (e)	67,630	83,140
		133,981
Real Estate Investment Trusts - 2.1%
American Tower Corp. 5.50%	47,300	4,995
Crown Castle International Corp. 4.50% (e)	42,900	4,681
Welltower, Inc. Series I, 6.50% (e)	14,300	896
Weyerhaeuser Co. Series A, 6.375% (e)	486,200	24,680
		35,252

TOTAL FINANCIALS		169,233

HEALTH CARE - 8.5%
Health Care Equipment & Supplies - 0.3%
Alere, Inc. 3.00%	13,522	4,560
Health Care Providers & Services - 2.7%
AmSurg Corp. Series A-1, 5.25% (e)	176,500	24,941
Anthem, Inc. 5.25% (e)	461,000	20,538
		45,479
Pharmaceuticals - 5.5%
Allergan PLC 5.50%	78,900	66,644
Teva Pharmaceutical Industries Ltd. 7%	29,100	24,760
		91,404

TOTAL HEALTH CARE		141,443

INDUSTRIALS - 1.6%
Commercial Services & Supplies - 1.6%
Stericycle, Inc. 2.25%	330,000	26,153
MATERIALS - 1.3%
Metals & Mining - 1.3%
Alcoa, Inc. Series 1, 5.375% (e)	658,300	21,691
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.5%
Frontier Communications Corp. Series A 11.125%	247,100	24,320
Wireless Telecommunication Services - 2.4%
T-Mobile U.S., Inc. Series A 5.50%	555,700	40,288

TOTAL TELECOMMUNICATION SERVICES		64,608

UTILITIES - 4.0%
Electric Utilities - 0.6%
Exelon Corp. 6.50% (e)	221,500	10,459
Independent Power and Renewable Electricity Producers - 1.4%
Dynegy, Inc. 5.375%	350,000	23,664
Multi-Utilities - 2.0%
CenterPoint Energy, Inc. 2.00% ZENS (e)	500,000	32,313

TOTAL UTILITIES		66,436

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $643,289)		607,499

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.40% (h)	26,384,480	26,384
Fidelity Securities Lending Cash Central Fund, 0.44% (h)(i)	7,953,050	7,953
TOTAL MONEY MARKET FUNDS
(Cost $34,337)		34,337
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,784,843)		1,687,598
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(20,139)
NET ASSETS - 100%		$1,667,459

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Non-income producing - Security is in default.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $179,178,000 or 10.7% of net assets.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000 or 0.0% of net assets.

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$1

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$80
Fidelity Securities Lending Cash Central Fund	11
Total	$91

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$18,216	$16,093	$2,123	$--
Consumer Staples	69,198	17,672	51,526	--
Energy	55,248	44,979	10,269	--
Financials	174,260	174,260	--	--
Health Care	152,247	122,927	29,320	--
Industrials	26,153	26,153	--	--
Information Technology	85,828	85,828	--	--
Materials	21,691	21,691	--	--
Telecommunication Services	86,532	86,532	--	--
Utilities	66,436	34,123	32,313	--
Corporate Bonds	840,709	--	840,709	--
U.S. Government and Government Agency Obligations	56,743	--	56,743	--
Money Market Funds	34,337	34,337	--	--
Total Investments in Securities:	$1,687,598	$664,595	$1,023,003	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	3.4%
AAA,AA,A	1.1%
BBB	3.5%
BB	14.2%
B	11.5%
CCC,CC,C	2.1%
D	0.1%
Not Rated	17.9%
Equities	45.3%
Short-Term Investments and Net Other Assets	0.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.9%
Ireland	4.0%
Netherlands	2.7%
Marshall Islands	2.5%
Canada	1.9%
Bermuda	1.7%
Israel	1.5%
Luxembourg	1.1%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,809) — See accompanying schedule: Unaffiliated issuers (cost $1,750,506)	$1,653,261
Fidelity Central Funds (cost $34,337)	34,337
Total Investments (cost $1,784,843)		$1,687,598
Cash		1,909
Foreign currency held at value (cost $188)		188
Receivable for investments sold		31,657
Receivable for fund shares sold		186
Dividends receivable		5,705
Interest receivable		5,955
Distributions receivable from Fidelity Central Funds		35
Prepaid expenses		1
Other receivables		7
Total assets		1,733,241
Liabilities
Payable for investments purchased	$55,197
Payable for fund shares redeemed	1,946
Accrued management fee	332
Distribution and service plan fees payable	35
Other affiliated payables	279
Other payables and accrued expenses	40
Collateral on securities loaned, at value	7,953
Total liabilities		65,782
Net Assets		$1,667,459
Net Assets consist of:
Paid in capital		$1,705,693
Undistributed net investment income		13,234
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		45,777
Net unrealized appreciation (depreciation) on investments		(97,245)
Net Assets		$1,667,459
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,847.12 ÷ 1,382.094 shares)		$25.94
Maximum offering price per share (100/94.25 of $25.94)		$27.52
Class T:
Net Asset Value and redemption price per share ($6,973.35 ÷ 268.769 shares)		$25.95
Maximum offering price per share (100/96.50 of $25.95)		$26.89
Class B:
Net Asset Value and offering price per share ($251.33 ÷ 9.687 shares)(a)		$25.95
Class C:
Net Asset Value and offering price per share ($28,724.74 ÷ 1,114.686 shares)(a)		$25.77
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,532,474.67 ÷ 58,861.079 shares)		$26.04
Class I:
Net Asset Value, offering price and redemption price per share ($63,187.76 ÷ 2,430.581 shares)		$26.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$19,858
Interest		8,657
Income from Fidelity Central Funds		91
Total income		28,606
Expenses
Management fee
Basic fee	$3,887
Performance adjustment	(1,760)
Transfer agent fees	1,448
Distribution and service plan fees	230
Accounting and security lending fees	267
Custodian fees and expenses	9
Independent trustees' fees and expenses	4
Registration fees	87
Audit	48
Legal	1
Miscellaneous	30
Total expenses before reductions	4,251
Expense reductions	(7)	4,244
Net investment income (loss)		24,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,305
Foreign currency transactions	(2)
Total net realized gain (loss)		99,303
Change in net unrealized appreciation (depreciation) on investment securities		(215,746)
Net gain (loss)		(116,443)
Net increase (decrease) in net assets resulting from operations		$(92,081)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,362	$56,146
Net realized gain (loss)	99,303	145,093
Change in net unrealized appreciation (depreciation)	(215,746)	(356,501)
Net increase (decrease) in net assets resulting from operations	(92,081)	(155,262)
Distributions to shareholders from net investment income	(28,204)	(53,288)
Distributions to shareholders from net realized gain	(135,548)	(87,333)
Total distributions	(163,752)	(140,621)
Share transactions - net increase (decrease)	(131,995)	(327,711)
Total increase (decrease) in net assets	(387,828)	(623,594)
Net Assets
Beginning of period	2,055,287	2,678,881
End of period (including undistributed net investment income of $13,234 and undistributed net investment income of $17,076, respectively)	$1,667,459	$2,055,287

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.56	$33.42	$30.79	$25.08	$22.85	$24.22
Income from Investment Operations
Net investment income (loss)A	.33	.66	.51	.57	.68	.72
Net realized and unrealized gain (loss)	(1.57)	(2.81)	2.81B	5.88	2.22	(1.34)
Total from investment operations	(1.24)	(2.15)	3.32	6.45	2.90	(.62)
Distributions from net investment income	(.38)	(.61)	(.48)	(.74)	(.67)	(.75)
Distributions from net realized gain	(2.00)	(1.10)	(.21)	–	–	–
Total distributions	(2.38)	(1.71)	(.69)	(.74)	(.67)	(.75)
Net asset value, end of period	$25.94	$29.56	$33.42	$30.79	$25.08	$22.85
Total ReturnC,D,E	(4.19)%	(6.60)%	10.95%B	26.12%	12.87%	(2.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.84%	.86%	.99%	1.04%	.88%
Expenses net of fee waivers, if any	.74%H	.84%	.85%	.99%	1.04%	.88%
Expenses net of all reductions	.74%H	.84%	.85%	.99%	1.04%	.88%
Net investment income (loss)	2.56%H	2.09%	1.60%	1.99%	2.79%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$36	$56	$150	$113	$26	$33
Portfolio turnover rateI	111%H	19%	23%	22%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.56	$33.44	$30.80	$25.09	$22.87	$24.23
Income from Investment Operations
Net investment income (loss)A	.29	.57	.42	.48	.60	.65
Net realized and unrealized gain (loss)	(1.56)	(2.82)	2.82B	5.89	2.22	(1.34)
Total from investment operations	(1.27)	(2.25)	3.24	6.37	2.82	(.69)
Distributions from net investment income	(.34)	(.53)	(.39)	(.66)	(.60)	(.67)
Distributions from net realized gain	(2.00)	(1.10)	(.21)	–	–	–
Total distributions	(2.34)	(1.63)	(.60)	(.66)	(.60)	(.67)
Net asset value, end of period	$25.95	$29.56	$33.44	$30.80	$25.09	$22.87
Total ReturnC,D,E	(4.32)%	(6.91)%	10.67%B	25.73%	12.48%	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	1.12%	1.14%	1.30%	1.36%	1.18%
Expenses net of fee waivers, if any	1.05%H	1.12%	1.14%	1.30%	1.36%	1.18%
Expenses net of all reductions	1.05%H	1.12%	1.14%	1.30%	1.36%	1.17%
Net investment income (loss)	2.26%H	1.81%	1.32%	1.68%	2.47%	2.55%
Supplemental Data
Net assets, end of period (in millions)	$7	$9	$14	$11	$4	$5
Portfolio turnover rateI	111%H	19%	23%	22%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.30%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.53	$33.37	$30.74	$25.04	$22.82	$24.17
Income from Investment Operations
Net investment income (loss)A	.22	.41	.25	.32	.47	.51
Net realized and unrealized gain (loss)	(1.57)	(2.81)	2.81B	5.89	2.22	(1.34)
Total from investment operations	(1.35)	(2.40)	3.06	6.21	2.69	(.83)
Distributions from net investment income	(.24)	(.34)	(.22)	(.51)	(.47)	(.52)
Distributions from net realized gain	(2.00)	(1.10)	(.21)	–	–	–
Total distributions	(2.23)C	(1.44)	(.43)	(.51)	(.47)	(.52)
Net asset value, end of period	$25.95	$29.53	$33.37	$30.74	$25.04	$22.82
Total ReturnD,E,F	(4.59)%	(7.38)%	10.05%B	25.05%	11.91%	(3.59)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.60%I	1.64%	1.69%	1.83%	1.88%	1.73%
Expenses net of fee waivers, if any	1.60%I	1.64%	1.69%	1.83%	1.88%	1.73%
Expenses net of all reductions	1.60%I	1.63%	1.69%	1.83%	1.88%	1.73%
Net investment income (loss)	1.70%I	1.30%	.77%	1.15%	1.95%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$–	$1	$1	$1	$1	$1
Portfolio turnover rateJ	111%I	19%	23%	22%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.68%.

 C Total distributions of $2.23 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $1.997 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.37	$33.23	$30.63	$24.97	$22.75	$24.14
Income from Investment Operations
Net investment income (loss)A	.23	.42	.27	.34	.49	.51
Net realized and unrealized gain (loss)	(1.56)	(2.80)	2.80B	5.87	2.22	(1.33)
Total from investment operations	(1.33)	(2.38)	3.07	6.21	2.71	(.82)
Distributions from net investment income	(.28)	(.38)	(.26)	(.55)	(.49)	(.57)
Distributions from net realized gain	(2.00)	(1.10)	(.21)	–	–	–
Total distributions	(2.27)C	(1.48)	(.47)	(.55)	(.49)	(.57)
Net asset value, end of period	$25.77	$29.37	$33.23	$30.63	$24.97	$22.75
Total ReturnD,E,F	(4.55)%	(7.35)%	10.13%B	25.12%	12.01%	(3.57)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.50%I	1.60%	1.62%	1.78%	1.82%	1.67%
Expenses net of fee waivers, if any	1.50%I	1.60%	1.62%	1.77%	1.82%	1.67%
Expenses net of all reductions	1.50%I	1.59%	1.62%	1.77%	1.82%	1.67%
Net investment income (loss)	1.80%I	1.33%	.84%	1.20%	2.01%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$29	$39	$48	$28	$12	$13
Portfolio turnover rateJ	111%I	19%	23%	22%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.76%.

 C Total distributions of $2.27 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.997 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.66	$33.56	$30.90	$25.16	$22.92	$24.29
Income from Investment Operations
Net investment income (loss)A	.36	.75	.60	.64	.75	.79
Net realized and unrealized gain (loss)	(1.56)	(2.83)	2.83B	5.91	2.23	(1.35)
Total from investment operations	(1.20)	(2.08)	3.43	6.55	2.98	(.56)
Distributions from net investment income	(.43)	(.72)	(.56)	(.81)	(.74)	(.81)
Distributions from net realized gain	(2.00)	(1.10)	(.21)	–	–	–
Total distributions	(2.42)C	(1.82)	(.77)	(.81)	(.74)	(.81)
Net asset value, end of period	$26.04	$29.66	$33.56	$30.90	$25.16	$22.92
Total ReturnD,E	(4.03)%	(6.38)%	11.28%B	26.44%	13.20%	(2.54)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.56%	.58%	.73%	.76%	.61%
Expenses net of fee waivers, if any	.46%H	.56%	.58%	.72%	.76%	.61%
Expenses net of all reductions	.46%H	.56%	.58%	.72%	.76%	.61%
Net investment income (loss)	2.84%H	2.37%	1.88%	2.26%	3.07%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$1,532	$1,823	$2,307	$2,109	$1,733	$1,904
Portfolio turnover rateI	111%H	19%	23%	22%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.91%.

 C Total distributions of $2.42 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $1.997 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Convertible Securities Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.62	$33.51	$30.86	$25.13	$22.90	$24.27
Income from Investment Operations
Net investment income (loss)A	.36	.74	.59	.64	.74	.77
Net realized and unrealized gain (loss)	(1.56)	(2.82)	2.83B	5.89	2.22	(1.33)
Total from investment operations	(1.20)	(2.08)	3.42	6.53	2.96	(.56)
Distributions from net investment income	(.42)	(.71)	(.56)	(.80)	(.73)	(.81)
Distributions from net realized gain	(2.00)	(1.10)	(.21)	–	–	–
Total distributions	(2.42)	(1.81)	(.77)	(.80)	(.73)	(.81)
Net asset value, end of period	$26.00	$29.62	$33.51	$30.86	$25.13	$22.90
Total ReturnC,D	(4.06)%	(6.39)%	11.25%B	26.42%	13.11%	(2.55)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G	.58%	.61%	.76%	.80%	.65%
Expenses net of fee waivers, if any	.48%G	.58%	.61%	.76%	.80%	.65%
Expenses net of all reductions	.48%G	.58%	.61%	.76%	.80%	.65%
Net investment income (loss)	2.82%G	2.35%	1.85%	2.22%	3.03%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$63	$128	$159	$92	$14	$23
Portfolio turnover rateH	111%G	19%	23%	22%	20%	24%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.88%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, contingent interest, equity-debt classifications, deferred trustees compensation, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$133,457
Gross unrealized depreciation	(228,279)
Net unrealized appreciation (depreciation) on securities	$(94,822)
Tax cost	$1,782,420

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $906,756 and $1,188,205, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the BofA Merrill Lynch℠ All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .25% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$52	$–
Class T	.25%	.25%	19	–
Class B	.75%	.25%	2	2
Class C	.75%	.25%	157	13
			$230	$ 15

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13
Class T	–(a)
Class B(b)	–(a)
Class C(b)	2
$15

 (a) In the amount of less than five hundred dollars

 (b) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$40.19
Class T	9.25
Class B	1.30
Class C	32.20
Convertible Securities	1,294.16
Class I	72.19
	$1,448

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,528.56%		$–(a)

 (a) In the amount of less than five hundred dollars.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$660	$1,806
Class T	101	205
Class B	4	10
Class C	349	553
Convertible Securities	25,750	47,205
Class I	1,340	3,509
Total	$28,204	$53,288
From net realized gain
Class A	$3,668	$4,752
Class T	611	461
Class B	42	44
Class C	2,620	1,591
Convertible Securities	121,510	75,279
Class I	7,097	5,206
Total	$135,548	$87,333

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	143	1,290	$3,683	$41,387
Reinvestment of distributions	156	200	4,061	6,239
Shares redeemed	(802)	(4,097)	(20,487)	(130,595)
Net increase (decrease)	(503)	(2,607)	$(12,743)	$(82,969)
Class T
Shares sold	15	60	$378	$1,939
Reinvestment of distributions	26	21	679	649
Shares redeemed	(86)	(186)	(2,194)	(5,784)
Net increase (decrease)	(45)	(105)	$(1,137)	$(3,196)
Class B
Shares sold	–(a)	–(a)	$4	$8
Reinvestment of distributions	2	2	44	51
Shares redeemed	(13)	(21)	(334)	(668)
Net increase (decrease)	(11)	(19)	$(286)	$(609)
Class C
Shares sold	37	294	$931	$9,362
Reinvestment of distributions	98	60	2,556	1,859
Shares redeemed	(348)	(457)	(8,803)	(13,980)
Net increase (decrease)	(213)	(103)	$(5,316)	$(2,759)
Convertible Securities
Shares sold	1,388	5,334	$35,580	$170,055
Reinvestment of distributions	5,005	3,473	130,956	108,158
Shares redeemed	(8,977)	(16,104)	(229,518)	(506,266)
Net increase (decrease)	(2,584)	(7,297)	$(62,982)	$(228,053)
Class I
Shares sold	431	4,462	$10,982	$141,039
Reinvestment of distributions	245	218	6,414	6,798
Shares redeemed	(2,563)	(5,097)	(66,927)	(157,962)
Net increase (decrease)	(1,887)	(417)	$(49,531)	$(10,125)

 (a) In the amount of less than five hundred shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.74%
Actual		$1,000.00	$958.10	$3.62
Hypothetical-C		$1,000.00	$1,021.30	$3.74
Class T	1.05%
Actual		$1,000.00	$956.80	$5.14
Hypothetical-C		$1,000.00	$1,019.75	$5.30
Class B	1.60%
Actual		$1,000.00	$954.10	$7.82
Hypothetical-C		$1,000.00	$1,017.00	$8.07
Class C	1.50%
Actual		$1,000.00	$954.50	$7.33
Hypothetical-C		$1,000.00	$1,017.50	$7.57
Convertible Securities	.46%
Actual		$1,000.00	$959.70	$2.25
Hypothetical-C		$1,000.00	$1,022.70	$2.33
Class I	.48%
Actual		$1,000.00	$959.40	$2.35
Hypothetical-C		$1,000.00	$1,022.60	$2.43

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Equity Dividend Income Fund Class K Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.2	3.6
JPMorgan Chase & Co.	4.1	4.1
Johnson & Johnson	3.7	3.7
Wells Fargo & Co.	3.4	3.5
General Electric Co.	3.0	4.0
AT&T, Inc.	2.8	2.0
Cisco Systems, Inc.	2.7	1.9
Pfizer, Inc.	2.5	2.4
Medtronic PLC	2.5	2.3
Procter & Gamble Co.	2.2	2.3
	31.1

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.8	31.0
Energy	14.7	10.7
Health Care	13.7	13.7
Consumer Staples	10.9	10.7
Industrials	9.8	7.5

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 16.8%

As of November 30, 2015*
Stocks	98.7%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 14.1%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.9%
General Motors Co.	1,553,500	$48,593
Hotels, Restaurants & Leisure - 0.8%
Cedar Fair LP (depositary unit)	181,500	10,895
Sonic Corp.	169,100	5,037
Wyndham Worldwide Corp.	387,800	26,134
		42,066
Specialty Retail - 1.0%
Home Depot, Inc.	377,600	49,889
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	192,493	7,588
VF Corp.	236,400	14,732
		22,320

TOTAL CONSUMER DISCRETIONARY		162,868

CONSUMER STAPLES - 10.9%
Beverages - 2.1%
Anheuser-Busch InBev SA NV ADR	280,300	35,379
Britvic PLC	1,388,200	13,582
Constellation Brands, Inc. Class A (sub. vtg.)	165,300	25,316
Molson Coors Brewing Co. Class B	345,300	34,247
		108,524
Food & Staples Retailing - 4.4%
CVS Health Corp.	915,800	88,329
Wal-Mart Stores, Inc.	1,393,300	98,618
Walgreens Boots Alliance, Inc.	531,800	41,161
		228,108
Food Products - 0.6%
ConAgra Foods, Inc.	727,800	33,260
Household Products - 2.7%
Procter & Gamble Co.	1,364,505	110,579
Reckitt Benckiser Group PLC	276,800	27,558
		138,137
Tobacco - 1.1%
Imperial Tobacco Group PLC	462,569	25,197
Japan Tobacco, Inc.	736,700	29,052
		54,249

TOTAL CONSUMER STAPLES		562,278

ENERGY - 14.7%
Energy Equipment & Services - 1.7%
Frank's International NV	854,500	13,681
Schlumberger Ltd.	970,500	74,049
		87,730
Oil, Gas & Consumable Fuels - 13.0%
Cenovus Energy, Inc.	3,483,200	52,513
Chevron Corp.	2,163,570	218,517
ConocoPhillips Co.	1,077,300	47,175
Enterprise Products Partners LP	1,148,800	31,891
EQT Midstream Partners LP	135,600	10,220
Exxon Mobil Corp.	1,029,656	91,660
Kinder Morgan, Inc.	2,232,000	40,355
Suncor Energy, Inc. (a)	2,058,000	56,843
Western Gas Partners LP	392,217	19,544
Williams Partners LP	3,208,594	102,418
		671,136

TOTAL ENERGY		758,866

FINANCIALS - 26.8%
Banks - 14.1%
Bank of America Corp.	2,380,000	35,200
Community Trust Bancorp, Inc.	87,273	3,149
JPMorgan Chase & Co.	3,286,122	214,485
M&T Bank Corp.	289,100	34,547
Regions Financial Corp.	7,710,200	75,791
SunTrust Banks, Inc.	1,815,000	79,533
U.S. Bancorp	2,559,400	109,594
Wells Fargo & Co.	3,504,408	177,744
		730,043
Capital Markets - 3.6%
Ares Capital Corp. (a)	1,250,400	18,556
BlackRock, Inc. Class A	196,000	71,315
The Blackstone Group LP	2,639,000	69,115
TPG Specialty Lending, Inc.	1,530,200	25,095
		184,081
Consumer Finance - 1.2%
Capital One Financial Corp.	882,000	64,598
Insurance - 4.4%
Chubb Ltd.	652,279	82,585
First American Financial Corp.	801,800	30,661
MetLife, Inc.	1,170,529	53,318
Principal Financial Group, Inc.	1,384,500	61,693
		228,257
Real Estate Investment Trusts - 3.5%
Crown Castle International Corp.	292,700	26,580
Liberty Property Trust (SBI)	536,300	20,015
MGM Growth Properties LLC	81,400	1,872
Mid-America Apartment Communities, Inc.	306,000	31,515
Parkway Properties, Inc.	1,214,600	21,195
Potlatch Corp.	146,000	4,990
Simon Property Group, Inc.	173,700	34,330
Urban Edge Properties	607,900	16,322
WP Carey, Inc.	361,200	23,157
		179,976

TOTAL FINANCIALS		1,386,955

HEALTH CARE - 13.7%
Biotechnology - 0.6%
Amgen, Inc.	190,700	30,121
Health Care Equipment & Supplies - 2.5%
Medtronic PLC	1,570,564	126,399
Pharmaceuticals - 10.6%
Bristol-Myers Squibb Co.	538,200	38,589
Eli Lilly & Co.	223,000	16,732
GlaxoSmithKline PLC	3,660,100	76,492
Johnson & Johnson	1,694,366	190,938
Pfizer, Inc.	3,798,600	131,811
Sanofi SA sponsored ADR	1,119,900	46,140
Teva Pharmaceutical Industries Ltd. sponsored ADR	952,900	49,427
		550,129

TOTAL HEALTH CARE		706,649

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	137,600	15,663
Northrop Grumman Corp.	111,500	23,713
United Technologies Corp.	526,030	52,908
		92,284
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	671,200	50,327
United Parcel Service, Inc. Class B	444,500	45,824
		96,151
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	329,600	13,527
Electrical Equipment - 1.7%
Eaton Corp. PLC	1,401,700	86,387
Industrial Conglomerates - 3.7%
3M Co.	223,200	37,569
General Electric Co.	5,057,097	152,876
		190,445
Machinery - 0.5%
Caterpillar, Inc.	233,500	16,931
Deere & Co.	121,000	9,957
		26,888

TOTAL INDUSTRIALS		505,682

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.7%
Cisco Systems, Inc.	4,734,600	137,540
IT Services - 1.9%
Accenture PLC Class A	290,100	34,513
Paychex, Inc.	930,000	50,425
Sabre Corp.	369,000	10,395
		95,333
Semiconductors & Semiconductor Equipment - 1.4%
Maxim Integrated Products, Inc.	1,206,000	45,780
Qualcomm, Inc.	525,251	28,847
		74,627
Software - 1.5%
Microsoft Corp.	873,926	46,318
Oracle Corp.	810,200	32,570
		78,888
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	245,100	24,476
EMC Corp.	2,650,955	74,094
HP, Inc.	1,445,800	19,345
		117,915

TOTAL INFORMATION TECHNOLOGY		504,303

MATERIALS - 1.3%
Chemicals - 1.3%
CF Industries Holdings, Inc.	519,300	14,364
E.I. du Pont de Nemours & Co.	457,400	29,919
LyondellBasell Industries NV Class A	305,200	24,831
		69,114
Containers & Packaging - 0.0%
WestRock Co.	2,331	92

TOTAL MATERIALS		69,206

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	3,765,800	147,431
Verizon Communications, Inc.	609,200	31,008
		178,439
UTILITIES - 4.5%
Electric Utilities - 4.5%
American Electric Power Co., Inc.	727,077	47,064
Exelon Corp.	744,900	25,528
IDACORP, Inc.	565,300	41,386
PPL Corp.	1,527,400	58,866
Xcel Energy, Inc.	1,510,700	62,498
		235,342
TOTAL COMMON STOCKS
(Cost $4,398,585)		5,070,588

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.40% (b)	74,884,647	74,885
Fidelity Securities Lending Cash Central Fund, 0.44% (b)(c)	6,997,527	6,998
TOTAL MONEY MARKET FUNDS
(Cost $81,883)		81,883
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $4,480,468)		5,152,471
NET OTHER ASSETS (LIABILITIES) - 0.4%		18,687
NET ASSETS - 100%		$5,171,158

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$162
Fidelity Securities Lending Cash Central Fund	58
Total	$220

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$162,868	$162,868	$--	$--
Consumer Staples	562,278	505,668	56,610	--
Energy	758,866	758,866	--	--
Financials	1,386,955	1,386,955	--	--
Health Care	706,649	630,157	76,492	--
Industrials	505,682	505,682	--	--
Information Technology	504,303	504,303	--	--
Materials	69,206	69,206	--	--
Telecommunication Services	178,439	178,439	--	--
Utilities	235,342	235,342	--	--
Money Market Funds	81,883	81,883	--	--
Total Investments in Securities:	$5,152,471	$5,019,369	$133,102	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
Ireland	4.9%
United Kingdom	2.8%
Canada	2.1%
Switzerland	1.6%
Curacao	1.4%
Israel	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,781) — See accompanying schedule: Unaffiliated issuers (cost $4,398,585)	$5,070,588
Fidelity Central Funds (cost $81,883)	81,883
Total Investments (cost $4,480,468)		$5,152,471
Receivable for investments sold		67,149
Receivable for fund shares sold		5,268
Dividends receivable		17,539
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		2
Other receivables		428
Total assets		5,242,893
Liabilities
Payable for investments purchased	$58,824
Payable for fund shares redeemed	2,879
Accrued management fee	1,901
Other affiliated payables	723
Other payables and accrued expenses	410
Collateral on securities loaned, at value	6,998
Total liabilities		71,735
Net Assets		$5,171,158
Net Assets consist of:
Paid in capital		$4,451,885
Undistributed net investment income		17,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,629
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		671,928
Net Assets		$5,171,158
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($4,892,381 ÷ 189,628 shares)		$25.80
Class K:
Net Asset Value, offering price and redemption price per share ($278,777 ÷ 10,805 shares)		$25.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$72,201
Income from Fidelity Central Funds		220
Total income		72,421
Expenses
Management fee	$11,013
Transfer agent fees	3,675
Accounting and security lending fees	539
Custodian fees and expenses	36
Independent trustees' fees and expenses	11
Registration fees	41
Audit	40
Legal	5
Miscellaneous	21
Total expenses before reductions	15,381
Expense reductions	(152)	15,229
Net investment income (loss)		57,192
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,327
Foreign currency transactions	(116)
Total net realized gain (loss)		20,211
Change in net unrealized appreciation (depreciation) on: Investment securities	116,227
Assets and liabilities in foreign currencies	51
Total change in net unrealized appreciation (depreciation)		116,278
Net gain (loss)		136,489
Net increase (decrease) in net assets resulting from operations		$193,681

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,192	$130,113
Net realized gain (loss)	20,211	165,910
Change in net unrealized appreciation (depreciation)	116,278	(353,491)
Net increase (decrease) in net assets resulting from operations	193,681	(57,468)
Distributions to shareholders from net investment income	(63,046)	(118,993)
Distributions to shareholders from net realized gain	(161,630)	(17,510)
Total distributions	(224,676)	(136,503)
Share transactions - net increase (decrease)	105,528	(356,764)
Total increase (decrease) in net assets	74,533	(550,735)
Net Assets
Beginning of period	5,096,625	5,647,360
End of period (including undistributed net investment income of $17,716 and undistributed net investment income of $23,570, respectively)	$5,171,158	$5,096,625

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity Dividend Income Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.01	$26.99	$24.15	$19.54	$17.03	$16.81
Income from Investment Operations
Net investment income (loss)A	.28	.64	.70B	.49	.46	.33
Net realized and unrealized gain (loss)	.66	(.95)C	2.77	4.59	2.48	.21
Total from investment operations	.94	(.31)	3.47	5.08	2.94	.54
Distributions from net investment income	(.32)	(.58)	(.63)	(.47)	(.43)	(.32)
Distributions from net realized gain	(.83)	(.08)	–	–	–	–
Total distributions	(1.15)	(.67)D	(.63)	(.47)	(.43)	(.32)
Net asset value, end of period	$25.80	$26.01	$26.99	$24.15	$19.54	$17.03
Total ReturnE,F	3.94%	(1.13)%C	14.60%	26.35%	17.42%	3.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.63%	.63%	.65%	.67%	.68%
Expenses net of fee waivers, if any	.63%I	.63%	.63%	.65%	.67%	.68%
Expenses net of all reductions	.63%I	.62%	.63%	.63%	.66%	.67%
Net investment income (loss)	2.32%I	2.42%	2.78%B	2.24%	2.45%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$4,892	$4,819	$5,253	$4,993	$4,538	$4,198
Portfolio turnover rateJ	56%I	49%	52%	86%	78%	82%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.22)%.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.582 and distributions from net realized gain of $.084 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity Dividend Income Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.01	$26.99	$24.15	$19.53	$17.03	$16.82
Income from Investment Operations
Net investment income (loss)A	.30	.67	.73B	.51	.48	.35
Net realized and unrealized gain (loss)	.65	(.96)C	2.76	4.61	2.48	.21
Total from investment operations	.95	(.29)	3.49	5.12	2.96	.56
Distributions from net investment income	(.33)	(.61)	(.65)	(.50)	(.46)	(.35)
Distributions from net realized gain	(.83)	(.08)	–	–	–	–
Total distributions	(1.16)	(.69)	(.65)	(.50)	(.46)	(.35)
Net asset value, end of period	$25.80	$26.01	$26.99	$24.15	$19.53	$17.03
Total ReturnD,E	3.99%	(1.03)%C	14.72%	26.57%	17.53%	3.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.52%	.52%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.52%H	.52%	.52%	.53%	.54%	.54%
Expenses net of all reductions	.52%H	.52%	.52%	.51%	.53%	.53%
Net investment income (loss)	2.43%H	2.52%	2.89%B	2.35%	2.58%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$279	$277	$394	$442	$564	$344
Portfolio turnover rateI	56%H	49%	52%	86%	78%	82%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.42%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.12)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$803,746
Gross unrealized depreciation	(160,643)
Net unrealized appreciation (depreciation) on securities	$643,103
Tax cost	$4,509,368

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,297,699 and $1,373,896, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity Dividend Income	$3,613.16
Class K	62.05
	$3,675

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $40 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $58. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $134 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Equity Dividend Income	$59,512	$110,847
Class K	3,534	8,146
Total	$63,046	$118,993
From net realized gain
Equity Dividend Income	$152,875	$16,312
Class K	8,755	1,198
Total	$161,630	$17,510

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Equity Dividend Income
Shares sold	6,761	7,055	$163,773	$185,628
Reinvestment of distributions	8,319	4,623	200,512	119,972
Shares redeemed	(10,716)	(21,086)	(262,162)	(557,494)
Net increase (decrease)	4,364	(9,408)	$102,123	$(251,894)
Class K
Shares sold	1,458	3,255	$35,526	$84,337
Reinvestment of distributions	510	359	12,289	9,344
Shares redeemed	(1,820)	(7,560)	(44,410)	(198,551)
Net increase (decrease)	148	(3,946)	$3,405	$(104,870)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Equity Dividend Income	.63%
Actual		$1,000.00	$1,039.40	$3.21
Hypothetical-C		$1,000.00	$1,021.85	$3.18
Class K	.52%
Actual		$1,000.00	$1,039.90	$2.65
Hypothetical-C		$1,000.00	$1,022.40	$2.63

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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EII-K-SANN-0716
1.863200.107

Fidelity® Equity Dividend Income Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.2	3.6
JPMorgan Chase & Co.	4.1	4.1
Johnson & Johnson	3.7	3.7
Wells Fargo & Co.	3.4	3.5
General Electric Co.	3.0	4.0
AT&T, Inc.	2.8	2.0
Cisco Systems, Inc.	2.7	1.9
Pfizer, Inc.	2.5	2.4
Medtronic PLC	2.5	2.3
Procter & Gamble Co.	2.2	2.3
	31.1

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.8	31.0
Energy	14.7	10.7
Health Care	13.7	13.7
Consumer Staples	10.9	10.7
Industrials	9.8	7.5

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 16.8%

As of November 30, 2015*
Stocks	98.7%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 14.1%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.9%
General Motors Co.	1,553,500	$48,593
Hotels, Restaurants & Leisure - 0.8%
Cedar Fair LP (depositary unit)	181,500	10,895
Sonic Corp.	169,100	5,037
Wyndham Worldwide Corp.	387,800	26,134
		42,066
Specialty Retail - 1.0%
Home Depot, Inc.	377,600	49,889
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	192,493	7,588
VF Corp.	236,400	14,732
		22,320

TOTAL CONSUMER DISCRETIONARY		162,868

CONSUMER STAPLES - 10.9%
Beverages - 2.1%
Anheuser-Busch InBev SA NV ADR	280,300	35,379
Britvic PLC	1,388,200	13,582
Constellation Brands, Inc. Class A (sub. vtg.)	165,300	25,316
Molson Coors Brewing Co. Class B	345,300	34,247
		108,524
Food & Staples Retailing - 4.4%
CVS Health Corp.	915,800	88,329
Wal-Mart Stores, Inc.	1,393,300	98,618
Walgreens Boots Alliance, Inc.	531,800	41,161
		228,108
Food Products - 0.6%
ConAgra Foods, Inc.	727,800	33,260
Household Products - 2.7%
Procter & Gamble Co.	1,364,505	110,579
Reckitt Benckiser Group PLC	276,800	27,558
		138,137
Tobacco - 1.1%
Imperial Tobacco Group PLC	462,569	25,197
Japan Tobacco, Inc.	736,700	29,052
		54,249

TOTAL CONSUMER STAPLES		562,278

ENERGY - 14.7%
Energy Equipment & Services - 1.7%
Frank's International NV	854,500	13,681
Schlumberger Ltd.	970,500	74,049
		87,730
Oil, Gas & Consumable Fuels - 13.0%
Cenovus Energy, Inc.	3,483,200	52,513
Chevron Corp.	2,163,570	218,517
ConocoPhillips Co.	1,077,300	47,175
Enterprise Products Partners LP	1,148,800	31,891
EQT Midstream Partners LP	135,600	10,220
Exxon Mobil Corp.	1,029,656	91,660
Kinder Morgan, Inc.	2,232,000	40,355
Suncor Energy, Inc. (a)	2,058,000	56,843
Western Gas Partners LP	392,217	19,544
Williams Partners LP	3,208,594	102,418
		671,136

TOTAL ENERGY		758,866

FINANCIALS - 26.8%
Banks - 14.1%
Bank of America Corp.	2,380,000	35,200
Community Trust Bancorp, Inc.	87,273	3,149
JPMorgan Chase & Co.	3,286,122	214,485
M&T Bank Corp.	289,100	34,547
Regions Financial Corp.	7,710,200	75,791
SunTrust Banks, Inc.	1,815,000	79,533
U.S. Bancorp	2,559,400	109,594
Wells Fargo & Co.	3,504,408	177,744
		730,043
Capital Markets - 3.6%
Ares Capital Corp. (a)	1,250,400	18,556
BlackRock, Inc. Class A	196,000	71,315
The Blackstone Group LP	2,639,000	69,115
TPG Specialty Lending, Inc.	1,530,200	25,095
		184,081
Consumer Finance - 1.2%
Capital One Financial Corp.	882,000	64,598
Insurance - 4.4%
Chubb Ltd.	652,279	82,585
First American Financial Corp.	801,800	30,661
MetLife, Inc.	1,170,529	53,318
Principal Financial Group, Inc.	1,384,500	61,693
		228,257
Real Estate Investment Trusts - 3.5%
Crown Castle International Corp.	292,700	26,580
Liberty Property Trust (SBI)	536,300	20,015
MGM Growth Properties LLC	81,400	1,872
Mid-America Apartment Communities, Inc.	306,000	31,515
Parkway Properties, Inc.	1,214,600	21,195
Potlatch Corp.	146,000	4,990
Simon Property Group, Inc.	173,700	34,330
Urban Edge Properties	607,900	16,322
WP Carey, Inc.	361,200	23,157
		179,976

TOTAL FINANCIALS		1,386,955

HEALTH CARE - 13.7%
Biotechnology - 0.6%
Amgen, Inc.	190,700	30,121
Health Care Equipment & Supplies - 2.5%
Medtronic PLC	1,570,564	126,399
Pharmaceuticals - 10.6%
Bristol-Myers Squibb Co.	538,200	38,589
Eli Lilly & Co.	223,000	16,732
GlaxoSmithKline PLC	3,660,100	76,492
Johnson & Johnson	1,694,366	190,938
Pfizer, Inc.	3,798,600	131,811
Sanofi SA sponsored ADR	1,119,900	46,140
Teva Pharmaceutical Industries Ltd. sponsored ADR	952,900	49,427
		550,129

TOTAL HEALTH CARE		706,649

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	137,600	15,663
Northrop Grumman Corp.	111,500	23,713
United Technologies Corp.	526,030	52,908
		92,284
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	671,200	50,327
United Parcel Service, Inc. Class B	444,500	45,824
		96,151
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	329,600	13,527
Electrical Equipment - 1.7%
Eaton Corp. PLC	1,401,700	86,387
Industrial Conglomerates - 3.7%
3M Co.	223,200	37,569
General Electric Co.	5,057,097	152,876
		190,445
Machinery - 0.5%
Caterpillar, Inc.	233,500	16,931
Deere & Co.	121,000	9,957
		26,888

TOTAL INDUSTRIALS		505,682

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.7%
Cisco Systems, Inc.	4,734,600	137,540
IT Services - 1.9%
Accenture PLC Class A	290,100	34,513
Paychex, Inc.	930,000	50,425
Sabre Corp.	369,000	10,395
		95,333
Semiconductors & Semiconductor Equipment - 1.4%
Maxim Integrated Products, Inc.	1,206,000	45,780
Qualcomm, Inc.	525,251	28,847
		74,627
Software - 1.5%
Microsoft Corp.	873,926	46,318
Oracle Corp.	810,200	32,570
		78,888
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	245,100	24,476
EMC Corp.	2,650,955	74,094
HP, Inc.	1,445,800	19,345
		117,915

TOTAL INFORMATION TECHNOLOGY		504,303

MATERIALS - 1.3%
Chemicals - 1.3%
CF Industries Holdings, Inc.	519,300	14,364
E.I. du Pont de Nemours & Co.	457,400	29,919
LyondellBasell Industries NV Class A	305,200	24,831
		69,114
Containers & Packaging - 0.0%
WestRock Co.	2,331	92

TOTAL MATERIALS		69,206

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	3,765,800	147,431
Verizon Communications, Inc.	609,200	31,008
		178,439
UTILITIES - 4.5%
Electric Utilities - 4.5%
American Electric Power Co., Inc.	727,077	47,064
Exelon Corp.	744,900	25,528
IDACORP, Inc.	565,300	41,386
PPL Corp.	1,527,400	58,866
Xcel Energy, Inc.	1,510,700	62,498
		235,342
TOTAL COMMON STOCKS
(Cost $4,398,585)		5,070,588

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.40% (b)	74,884,647	74,885
Fidelity Securities Lending Cash Central Fund, 0.44% (b)(c)	6,997,527	6,998
TOTAL MONEY MARKET FUNDS
(Cost $81,883)		81,883
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $4,480,468)		5,152,471
NET OTHER ASSETS (LIABILITIES) - 0.4%		18,687
NET ASSETS - 100%		$5,171,158

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$162
Fidelity Securities Lending Cash Central Fund	58
Total	$220

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$162,868	$162,868	$--	$--
Consumer Staples	562,278	505,668	56,610	--
Energy	758,866	758,866	--	--
Financials	1,386,955	1,386,955	--	--
Health Care	706,649	630,157	76,492	--
Industrials	505,682	505,682	--	--
Information Technology	504,303	504,303	--	--
Materials	69,206	69,206	--	--
Telecommunication Services	178,439	178,439	--	--
Utilities	235,342	235,342	--	--
Money Market Funds	81,883	81,883	--	--
Total Investments in Securities:	$5,152,471	$5,019,369	$133,102	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
Ireland	4.9%
United Kingdom	2.8%
Canada	2.1%
Switzerland	1.6%
Curacao	1.4%
Israel	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,781) — See accompanying schedule: Unaffiliated issuers (cost $4,398,585)	$5,070,588
Fidelity Central Funds (cost $81,883)	81,883
Total Investments (cost $4,480,468)		$5,152,471
Receivable for investments sold		67,149
Receivable for fund shares sold		5,268
Dividends receivable		17,539
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		2
Other receivables		428
Total assets		5,242,893
Liabilities
Payable for investments purchased	$58,824
Payable for fund shares redeemed	2,879
Accrued management fee	1,901
Other affiliated payables	723
Other payables and accrued expenses	410
Collateral on securities loaned, at value	6,998
Total liabilities		71,735
Net Assets		$5,171,158
Net Assets consist of:
Paid in capital		$4,451,885
Undistributed net investment income		17,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,629
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		671,928
Net Assets		$5,171,158
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($4,892,381 ÷ 189,628 shares)		$25.80
Class K:
Net Asset Value, offering price and redemption price per share ($278,777 ÷ 10,805 shares)		$25.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$72,201
Income from Fidelity Central Funds		220
Total income		72,421
Expenses
Management fee	$11,013
Transfer agent fees	3,675
Accounting and security lending fees	539
Custodian fees and expenses	36
Independent trustees' fees and expenses	11
Registration fees	41
Audit	40
Legal	5
Miscellaneous	21
Total expenses before reductions	15,381
Expense reductions	(152)	15,229
Net investment income (loss)		57,192
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,327
Foreign currency transactions	(116)
Total net realized gain (loss)		20,211
Change in net unrealized appreciation (depreciation) on: Investment securities	116,227
Assets and liabilities in foreign currencies	51
Total change in net unrealized appreciation (depreciation)		116,278
Net gain (loss)		136,489
Net increase (decrease) in net assets resulting from operations		$193,681

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,192	$130,113
Net realized gain (loss)	20,211	165,910
Change in net unrealized appreciation (depreciation)	116,278	(353,491)
Net increase (decrease) in net assets resulting from operations	193,681	(57,468)
Distributions to shareholders from net investment income	(63,046)	(118,993)
Distributions to shareholders from net realized gain	(161,630)	(17,510)
Total distributions	(224,676)	(136,503)
Share transactions - net increase (decrease)	105,528	(356,764)
Total increase (decrease) in net assets	74,533	(550,735)
Net Assets
Beginning of period	5,096,625	5,647,360
End of period (including undistributed net investment income of $17,716 and undistributed net investment income of $23,570, respectively)	$5,171,158	$5,096,625

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity Dividend Income Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.01	$26.99	$24.15	$19.54	$17.03	$16.81
Income from Investment Operations
Net investment income (loss)A	.28	.64	.70B	.49	.46	.33
Net realized and unrealized gain (loss)	.66	(.95)C	2.77	4.59	2.48	.21
Total from investment operations	.94	(.31)	3.47	5.08	2.94	.54
Distributions from net investment income	(.32)	(.58)	(.63)	(.47)	(.43)	(.32)
Distributions from net realized gain	(.83)	(.08)	–	–	–	–
Total distributions	(1.15)	(.67)D	(.63)	(.47)	(.43)	(.32)
Net asset value, end of period	$25.80	$26.01	$26.99	$24.15	$19.54	$17.03
Total ReturnE,F	3.94%	(1.13)%C	14.60%	26.35%	17.42%	3.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.63%	.63%	.65%	.67%	.68%
Expenses net of fee waivers, if any	.63%I	.63%	.63%	.65%	.67%	.68%
Expenses net of all reductions	.63%I	.62%	.63%	.63%	.66%	.67%
Net investment income (loss)	2.32%I	2.42%	2.78%B	2.24%	2.45%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$4,892	$4,819	$5,253	$4,993	$4,538	$4,198
Portfolio turnover rateJ	56%I	49%	52%	86%	78%	82%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.22)%.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.582 and distributions from net realized gain of $.084 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity Dividend Income Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.01	$26.99	$24.15	$19.53	$17.03	$16.82
Income from Investment Operations
Net investment income (loss)A	.30	.67	.73B	.51	.48	.35
Net realized and unrealized gain (loss)	.65	(.96)C	2.76	4.61	2.48	.21
Total from investment operations	.95	(.29)	3.49	5.12	2.96	.56
Distributions from net investment income	(.33)	(.61)	(.65)	(.50)	(.46)	(.35)
Distributions from net realized gain	(.83)	(.08)	–	–	–	–
Total distributions	(1.16)	(.69)	(.65)	(.50)	(.46)	(.35)
Net asset value, end of period	$25.80	$26.01	$26.99	$24.15	$19.53	$17.03
Total ReturnD,E	3.99%	(1.03)%C	14.72%	26.57%	17.53%	3.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.52%	.52%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.52%H	.52%	.52%	.53%	.54%	.54%
Expenses net of all reductions	.52%H	.52%	.52%	.51%	.53%	.53%
Net investment income (loss)	2.43%H	2.52%	2.89%B	2.35%	2.58%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$279	$277	$394	$442	$564	$344
Portfolio turnover rateI	56%H	49%	52%	86%	78%	82%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.42%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.12)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$803,746
Gross unrealized depreciation	(160,643)
Net unrealized appreciation (depreciation) on securities	$643,103
Tax cost	$4,509,368

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,297,699 and $1,373,896, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity Dividend Income	$3,613.16
Class K	62.05
	$3,675

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $40 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $58. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $134 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Equity Dividend Income	$59,512	$110,847
Class K	3,534	8,146
Total	$63,046	$118,993
From net realized gain
Equity Dividend Income	$152,875	$16,312
Class K	8,755	1,198
Total	$161,630	$17,510

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Equity Dividend Income
Shares sold	6,761	7,055	$163,773	$185,628
Reinvestment of distributions	8,319	4,623	200,512	119,972
Shares redeemed	(10,716)	(21,086)	(262,162)	(557,494)
Net increase (decrease)	4,364	(9,408)	$102,123	$(251,894)
Class K
Shares sold	1,458	3,255	$35,526	$84,337
Reinvestment of distributions	510	359	12,289	9,344
Shares redeemed	(1,820)	(7,560)	(44,410)	(198,551)
Net increase (decrease)	148	(3,946)	$3,405	$(104,870)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Equity Dividend Income	.63%
Actual		$1,000.00	$1,039.40	$3.21
Hypothetical-C		$1,000.00	$1,021.85	$3.18
Class K	.52%
Actual		$1,000.00	$1,039.90	$2.65
Hypothetical-C		$1,000.00	$1,022.40	$2.63

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Independence Fund Class K Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	4.3
Celgene Corp.	3.1	2.9
Gilead Sciences, Inc.	3.0	3.0
Facebook, Inc. Class A	2.6	2.3
Medivation, Inc.	2.6	2.0
Southwest Airlines Co.	2.5	2.4
Alphabet, Inc. Class A	2.5	3.2
Visa, Inc. Class A	2.4	2.3
NXP Semiconductors NV	2.4	2.2
Alexion Pharmaceuticals, Inc.	2.3	2.4
	26.8

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	24.6	28.2
Information Technology	20.3	24.2
Consumer Discretionary	14.5	22.1
Industrials	13.2	11.9
Financials	9.2	6.7

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 15.9%

As of November 30, 2015*
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 19.2%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.5%
Automobiles - 0.9%
General Motors Co.	1,087,700	$34,023
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	37,100	16,397
Household Durables - 2.1%
D.R. Horton, Inc.	2,643,300	80,779
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	24,100	17,419
JD.com, Inc. sponsored ADR (a)	400,000	9,844
Priceline Group, Inc. (a)	54,300	68,653
Vipshop Holdings Ltd. ADR (a)	1,200,000	14,004
		109,920
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	100,000	5,018
Media - 0.6%
ITV PLC	5,909,100	18,335
Liberty Global PLC Class C (a)	105,800	3,823
		22,158
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	150,000	13,581
Specialty Retail - 4.0%
Home Depot, Inc.	481,300	63,589
John David Group PLC	200,000	3,806
Lowe's Companies, Inc.	613,400	49,152
TJX Companies, Inc.	489,000	37,223
		153,770
Textiles, Apparel & Luxury Goods - 3.1%
Michael Kors Holdings Ltd. (a)	1,845,547	78,842
Pandora A/S	280,000	41,614
		120,456

TOTAL CONSUMER DISCRETIONARY		556,102

CONSUMER STAPLES - 7.5%
Beverages - 4.8%
Constellation Brands, Inc. Class A (sub. vtg.)	300,000	45,945
Dr. Pepper Snapple Group, Inc.	255,000	23,307
Molson Coors Brewing Co. Class B	300,000	29,754
Monster Beverage Corp.	568,900	85,335
		184,341
Food Products - 0.7%
Mead Johnson Nutrition Co. Class A	275,000	22,627
WH Group Ltd.	2,500,000	1,924
		24,551
Tobacco - 2.0%
Altria Group, Inc.	400,000	25,456
Imperial Tobacco Group PLC	393,940	21,459
Philip Morris International, Inc.	300,000	29,604
		76,519

TOTAL CONSUMER STAPLES		285,411

ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	650,000	65,650
Cimarex Energy Co.	100,000	11,628
Continental Resources, Inc. (a)(b)	1,204,100	50,644
Devon Energy Corp.	1,175,000	42,406
Exxon Mobil Corp.	500,000	44,510
SM Energy Co. (b)	600,000	18,912
Targa Resources Corp.	280,000	11,992
Williams Partners LP	1,300,000	41,496
		287,238
FINANCIALS - 9.2%
Banks - 3.7%
Bank of America Corp.	4,029,000	59,589
Citigroup, Inc.	1,200,000	55,884
SunTrust Banks, Inc.	600,000	26,292
		141,765
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	90,000	14,353
The Blackstone Group LP	1,704,600	44,643
		58,996
Consumer Finance - 1.2%
OneMain Holdings, Inc. (a)(b)	1,509,000	47,171
Diversified Financial Services - 1.7%
Broadcom Ltd.	60,800	9,385
McGraw Hill Financial, Inc.	280,900	31,407
MSCI, Inc. Class A	300,000	23,937
		64,729
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	300,000	19,821
Real Estate Investment Trusts - 0.6%
American Tower Corp.	200,000	21,156

TOTAL FINANCIALS		353,638

HEALTH CARE - 24.6%
Biotechnology - 16.7%
AbbVie, Inc.	250,000	15,733
Acorda Therapeutics, Inc. (a)	649,800	18,487
Actelion Ltd.	156,854	25,737
Alexion Pharmaceuticals, Inc. (a)	577,100	87,084
Alnylam Pharmaceuticals, Inc. (a)	97,661	7,004
Amicus Therapeutics, Inc. (a)(b)	861,800	6,102
BioMarin Pharmaceutical, Inc. (a)	515,000	46,170
Celgene Corp. (a)	1,139,900	120,282
Genmab A/S (a)	195,000	35,239
Gilead Sciences, Inc.	1,308,100	113,883
Intercept Pharmaceuticals, Inc. (a)(b)	201,600	29,909
Medivation, Inc. (a)	1,645,200	99,469
Medy-Tox, Inc.	20,000	7,375
Novavax, Inc. (a)	2,500,000	15,225
TESARO, Inc. (a)(b)	200,000	9,260
vTv Therapeutics, Inc. Class A (a)(b)	325,000	1,937
		638,896
Health Care Equipment & Supplies - 0.3%
Nevro Corp. (a)(b)	150,000	10,458
Novocure Ltd. (a)(b)	200,000	2,226
		12,684
Health Care Providers & Services - 0.4%
AmSurg Corp. (a)	200,000	14,958
Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	753,000	53,990
Collegium Pharmaceutical, Inc. (b)	300,000	5,016
GlaxoSmithKline PLC	400,000	8,360
Innocoll Holdings PLC (a)	823,381	7,904
Jazz Pharmaceuticals PLC (a)	282,500	42,816
Johnson & Johnson	400,000	45,076
Ocular Therapeutix, Inc. (a)(b)	1,099,853	13,198
Pacira Pharmaceuticals, Inc. (a)(b)	334,000	15,534
Relypsa, Inc. (a)(b)	691,600	13,210
Shire PLC	60,100	3,713
Supernus Pharmaceuticals, Inc. (a)	400,000	7,804
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,068,260	58,842
		275,463

TOTAL HEALTH CARE		942,001

INDUSTRIALS - 13.2%
Aerospace & Defense - 4.2%
General Dynamics Corp.	200,000	28,374
Huntington Ingalls Industries, Inc.	230,000	35,284
Lockheed Martin Corp.	150,000	35,435
Northrop Grumman Corp.	230,000	48,914
TransDigm Group, Inc. (a)	50,000	13,177
		161,184
Airlines - 7.9%
American Airlines Group, Inc.	2,409,900	76,900
Delta Air Lines, Inc.	1,605,975	69,796
Norwegian Air Shuttle A/S (a)(b)	300,000	12,265
Southwest Airlines Co.	2,268,200	96,353
United Continental Holdings, Inc. (a)	1,006,300	45,374
		300,688
Industrial Conglomerates - 0.6%
Danaher Corp.	250,000	24,590
Machinery - 0.2%
Xylem, Inc.	150,000	6,699
Professional Services - 0.3%
Robert Half International, Inc.	244,700	10,177

TOTAL INDUSTRIALS		503,338

INFORMATION TECHNOLOGY - 20.3%
Internet Software & Services - 7.5%
Akamai Technologies, Inc. (a)	200,000	10,916
Alibaba Group Holding Ltd. sponsored ADR (a)	196,500	16,113
Alphabet, Inc. Class A	127,100	95,179
Facebook, Inc. Class A (a)	847,540	100,696
Tencent Holdings Ltd.	2,815,500	62,740
		285,644
IT Services - 5.3%
FleetCor Technologies, Inc. (a)	150,000	22,334
Global Payments, Inc.	410,000	31,853
MasterCard, Inc. Class A	611,800	58,672
Visa, Inc. Class A	1,156,900	91,326
		204,185
Semiconductors & Semiconductor Equipment - 2.5%
NXP Semiconductors NV (a)	964,600	91,145
Skyworks Solutions, Inc.	75,000	5,007
		96,152
Software - 1.5%
Adobe Systems, Inc. (a)	567,400	56,439
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	1,315,800	131,395
Nimble Storage, Inc. (a)	366,574	3,274
		134,669

TOTAL INFORMATION TECHNOLOGY		777,089

MATERIALS - 0.8%
Chemicals - 0.8%
LyondellBasell Industries NV Class A	390,000	31,730
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	1,050,000	41,108
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Dynegy, Inc. (a)	1,027,112	19,351
TOTAL COMMON STOCKS
(Cost $2,955,756)		3,797,006

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.40% (c)	35,132,780	35,133
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	74,882,525	74,883
TOTAL MONEY MARKET FUNDS
(Cost $110,016)		110,016
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $3,065,772)		3,907,022
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(81,464)
NET ASSETS - 100%		$3,825,558

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$24
Fidelity Securities Lending Cash Central Fund	506
Total	$530

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$556,102	$537,767	$18,335	$--
Consumer Staples	285,411	285,411	--	--
Energy	287,238	287,238	--	--
Financials	353,638	353,638	--	--
Health Care	942,001	929,928	12,073	--
Industrials	503,338	503,338	--	--
Information Technology	777,089	714,349	62,740	--
Materials	31,730	31,730	--	--
Telecommunication Services	41,108	41,108	--	--
Utilities	19,351	19,351	--	--
Money Market Funds	110,016	110,016	--	--
Total Investments in Securities:	$3,907,022	$3,813,874	$93,148	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.1%
Netherlands	3.2%
Cayman Islands	2.9%
British Virgin Islands	2.0%
Denmark	2.0%
Canada	1.5%
United Kingdom	1.4%
Ireland	1.3%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $75,158) — See accompanying schedule: Unaffiliated issuers (cost $2,955,756)	$3,797,006
Fidelity Central Funds (cost $110,016)	110,016
Total Investments (cost $3,065,772)		$3,907,022
Receivable for investments sold		17,153
Receivable for fund shares sold		429
Dividends receivable		3,465
Distributions receivable from Fidelity Central Funds		113
Prepaid expenses		2
Other receivables		102
Total assets		3,928,286
Liabilities
Payable for investments purchased	$21,921
Payable for fund shares redeemed	4,187
Accrued management fee	1,063
Other affiliated payables	509
Other payables and accrued expenses	165
Collateral on securities loaned, at value	74,883
Total liabilities		102,728
Net Assets		$3,825,558
Net Assets consist of:
Paid in capital		$2,952,409
Undistributed net investment income		5,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,415
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		841,249
Net Assets		$3,825,558
Independence:
Net Asset Value, offering price and redemption price per share ($3,426,537 ÷ 100,121 shares)		$34.22
Class K:
Net Asset Value, offering price and redemption price per share ($399,021 ÷ 11,653 shares)		$34.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$18,586
Income from Fidelity Central Funds		530
Total income		19,116
Expenses
Management fee
Basic fee	$10,636
Performance adjustment	(2,378)
Transfer agent fees	2,516
Accounting and security lending fees	529
Custodian fees and expenses	98
Independent trustees' fees and expenses	8
Registration fees	39
Audit	38
Legal	4
Interest	1
Miscellaneous	18
Total expenses before reductions	11,509
Expense reductions	(60)	11,449
Net investment income (loss)		7,667
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,569
Foreign currency transactions	(46)
Total net realized gain (loss)		65,523
Change in net unrealized appreciation (depreciation) on: Investment securities	(357,137)
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		(357,133)
Net gain (loss)		(291,610)
Net increase (decrease) in net assets resulting from operations		$(283,943)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,667	$6,046
Net realized gain (loss)	65,523	255,055
Change in net unrealized appreciation (depreciation)	(357,133)	(231,404)
Net increase (decrease) in net assets resulting from operations	(283,943)	29,697
Distributions to shareholders from net investment income	(3,443)	(5,737)
Distributions to shareholders from net realized gain	(272,611)	(233,191)
Total distributions	(276,054)	(238,928)
Share transactions - net increase (decrease)	(17,379)	(306,547)
Total increase (decrease) in net assets	(577,376)	(515,778)
Net Assets
Beginning of period	4,402,934	4,918,712
End of period (including undistributed net investment income of $5,485 and undistributed net investment income of $1,261, respectively)	$3,825,558	$4,402,934

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Independence Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.08	$40.89	$35.10	$25.44	$22.35	$23.29
Income from Investment Operations
Net investment income (loss)A	.06	.05	.10	.19	.04	.05B
Net realized and unrealized gain (loss)	(2.46)	.13	5.80	9.52	3.11	(.99)
Total from investment operations	(2.40)	.18	5.90	9.71	3.15	(.94)
Distributions from net investment income	(.03)	(.04)	(.11)	(.05)	(.06)	–
Distributions from net realized gain	(2.43)	(1.95)	–	–	–	–
Total distributions	(2.46)	(1.99)	(.11)	(.05)	(.06)	–
Net asset value, end of period	$34.22	$39.08	$40.89	$35.10	$25.44	$22.35
Total ReturnC,D	(6.33)%	.63%	16.87%	38.24%	14.14%	(4.04)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.86%	.73%	.62%	.78%	.70%
Expenses net of fee waivers, if any	.60%G	.86%	.73%	.62%	.78%	.70%
Expenses net of all reductions	.60%G	.86%	.73%	.60%	.77%	.70%
Net investment income (loss)	.39%G	.12%	.27%	.64%	.17%	.21%B
Supplemental Data
Net assets, end of period (in millions)	$3,427	$3,910	$4,251	$3,772	$3,055	$3,272
Portfolio turnover rateH	66%G	48%	53%	59%	82%	93%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Independence Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.12	$40.93	$35.14	$25.48	$22.39	$23.31
Income from Investment Operations
Net investment income (loss)A	.08	.08	.14	.22	.07	.08B
Net realized and unrealized gain (loss)	(2.47)	.14	5.79	9.52	3.12	(1.00)
Total from investment operations	(2.39)	.22	5.93	9.74	3.19	(.92)
Distributions from net investment income	(.06)	(.08)	(.14)	(.08)	(.10)	–
Distributions from net realized gain	(2.43)	(1.95)	–	–	–	–
Total distributions	(2.49)	(2.03)	(.14)	(.08)	(.10)	–
Net asset value, end of period	$34.24	$39.12	$40.93	$35.14	$25.48	$22.39
Total ReturnC,D	(6.29)%	.73%	16.95%	38.35%	14.33%	(3.95)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.78%	.64%	.51%	.66%	.57%
Expenses net of fee waivers, if any	.51%G	.78%	.64%	.51%	.66%	.57%
Expenses net of all reductions	.51%G	.77%	.64%	.50%	.65%	.57%
Net investment income (loss)	.48%G	.20%	.36%	.74%	.29%	.34%B
Supplemental Data
Net assets, end of period (in millions)	$399	$493	$668	$488	$387	$287
Portfolio turnover rateH	66%G	48%	53%	59%	82%	93%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$986,701
Gross unrealized depreciation	(177,598)
Net unrealized appreciation (depreciation) on securities	$809,103
Tax cost	$3,097,919

The Fund elected to defer to its next fiscal year approximately $8,462 of capital losses recognized during the period November 1, 2015 to November 30, 2015.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,303,572 and $1,613,660, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Independence	$2,417.14
Class K	99.05
	$2,516

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,719.57%		$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $111. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $506, including $4 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $980. The weighted average interest rate was .86%. The interest expense amounted to less than five hundred dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $45 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Independence	$2,690	$4,437
Class K	753	1,300
Total	$3,443	$5,737
From net realized gain
Independence	$242,122	$201,818
Class K	30,489	31,373
Total	$272,611	$233,191

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Independence
Shares sold	1,178	4,292	$39,346	$171,172
Reinvestment of distributions	6,799	5,341	239,478	202,092
Shares redeemed	(7,911)	(13,538)	(266,280)	(534,016)
Net increase (decrease)	66	(3,905)	$12,544	$(160,752)
Class K
Shares sold	652	2,770	$21,969	$109,526
Reinvestment of distributions	887	863	31,242	32,673
Shares redeemed	(2,479)	(7,348)	(83,134)	(287,994)
Net increase (decrease)	(940)	(3,715)	$(29,923)	$(145,795)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Independence	.60%
Actual		$1,000.00	$936.70	$2.91
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Class K	.51%
Actual		$1,000.00	$937.10	$2.47
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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FRE-K-SANN-0716
1.863220.107

Fidelity® Independence Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	4.3
Celgene Corp.	3.1	2.9
Gilead Sciences, Inc.	3.0	3.0
Facebook, Inc. Class A	2.6	2.3
Medivation, Inc.	2.6	2.0
Southwest Airlines Co.	2.5	2.4
Alphabet, Inc. Class A	2.5	3.2
Visa, Inc. Class A	2.4	2.3
NXP Semiconductors NV	2.4	2.2
Alexion Pharmaceuticals, Inc.	2.3	2.4
	26.8

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	24.6	28.2
Information Technology	20.3	24.2
Consumer Discretionary	14.5	22.1
Industrials	13.2	11.9
Financials	9.2	6.7

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 15.9%

As of November 30, 2015*
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 19.2%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.5%
Automobiles - 0.9%
General Motors Co.	1,087,700	$34,023
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	37,100	16,397
Household Durables - 2.1%
D.R. Horton, Inc.	2,643,300	80,779
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	24,100	17,419
JD.com, Inc. sponsored ADR (a)	400,000	9,844
Priceline Group, Inc. (a)	54,300	68,653
Vipshop Holdings Ltd. ADR (a)	1,200,000	14,004
		109,920
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	100,000	5,018
Media - 0.6%
ITV PLC	5,909,100	18,335
Liberty Global PLC Class C (a)	105,800	3,823
		22,158
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	150,000	13,581
Specialty Retail - 4.0%
Home Depot, Inc.	481,300	63,589
John David Group PLC	200,000	3,806
Lowe's Companies, Inc.	613,400	49,152
TJX Companies, Inc.	489,000	37,223
		153,770
Textiles, Apparel & Luxury Goods - 3.1%
Michael Kors Holdings Ltd. (a)	1,845,547	78,842
Pandora A/S	280,000	41,614
		120,456

TOTAL CONSUMER DISCRETIONARY		556,102

CONSUMER STAPLES - 7.5%
Beverages - 4.8%
Constellation Brands, Inc. Class A (sub. vtg.)	300,000	45,945
Dr. Pepper Snapple Group, Inc.	255,000	23,307
Molson Coors Brewing Co. Class B	300,000	29,754
Monster Beverage Corp.	568,900	85,335
		184,341
Food Products - 0.7%
Mead Johnson Nutrition Co. Class A	275,000	22,627
WH Group Ltd.	2,500,000	1,924
		24,551
Tobacco - 2.0%
Altria Group, Inc.	400,000	25,456
Imperial Tobacco Group PLC	393,940	21,459
Philip Morris International, Inc.	300,000	29,604
		76,519

TOTAL CONSUMER STAPLES		285,411

ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	650,000	65,650
Cimarex Energy Co.	100,000	11,628
Continental Resources, Inc. (a)(b)	1,204,100	50,644
Devon Energy Corp.	1,175,000	42,406
Exxon Mobil Corp.	500,000	44,510
SM Energy Co. (b)	600,000	18,912
Targa Resources Corp.	280,000	11,992
Williams Partners LP	1,300,000	41,496
		287,238
FINANCIALS - 9.2%
Banks - 3.7%
Bank of America Corp.	4,029,000	59,589
Citigroup, Inc.	1,200,000	55,884
SunTrust Banks, Inc.	600,000	26,292
		141,765
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	90,000	14,353
The Blackstone Group LP	1,704,600	44,643
		58,996
Consumer Finance - 1.2%
OneMain Holdings, Inc. (a)(b)	1,509,000	47,171
Diversified Financial Services - 1.7%
Broadcom Ltd.	60,800	9,385
McGraw Hill Financial, Inc.	280,900	31,407
MSCI, Inc. Class A	300,000	23,937
		64,729
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	300,000	19,821
Real Estate Investment Trusts - 0.6%
American Tower Corp.	200,000	21,156

TOTAL FINANCIALS		353,638

HEALTH CARE - 24.6%
Biotechnology - 16.7%
AbbVie, Inc.	250,000	15,733
Acorda Therapeutics, Inc. (a)	649,800	18,487
Actelion Ltd.	156,854	25,737
Alexion Pharmaceuticals, Inc. (a)	577,100	87,084
Alnylam Pharmaceuticals, Inc. (a)	97,661	7,004
Amicus Therapeutics, Inc. (a)(b)	861,800	6,102
BioMarin Pharmaceutical, Inc. (a)	515,000	46,170
Celgene Corp. (a)	1,139,900	120,282
Genmab A/S (a)	195,000	35,239
Gilead Sciences, Inc.	1,308,100	113,883
Intercept Pharmaceuticals, Inc. (a)(b)	201,600	29,909
Medivation, Inc. (a)	1,645,200	99,469
Medy-Tox, Inc.	20,000	7,375
Novavax, Inc. (a)	2,500,000	15,225
TESARO, Inc. (a)(b)	200,000	9,260
vTv Therapeutics, Inc. Class A (a)(b)	325,000	1,937
		638,896
Health Care Equipment & Supplies - 0.3%
Nevro Corp. (a)(b)	150,000	10,458
Novocure Ltd. (a)(b)	200,000	2,226
		12,684
Health Care Providers & Services - 0.4%
AmSurg Corp. (a)	200,000	14,958
Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	753,000	53,990
Collegium Pharmaceutical, Inc. (b)	300,000	5,016
GlaxoSmithKline PLC	400,000	8,360
Innocoll Holdings PLC (a)	823,381	7,904
Jazz Pharmaceuticals PLC (a)	282,500	42,816
Johnson & Johnson	400,000	45,076
Ocular Therapeutix, Inc. (a)(b)	1,099,853	13,198
Pacira Pharmaceuticals, Inc. (a)(b)	334,000	15,534
Relypsa, Inc. (a)(b)	691,600	13,210
Shire PLC	60,100	3,713
Supernus Pharmaceuticals, Inc. (a)	400,000	7,804
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,068,260	58,842
		275,463

TOTAL HEALTH CARE		942,001

INDUSTRIALS - 13.2%
Aerospace & Defense - 4.2%
General Dynamics Corp.	200,000	28,374
Huntington Ingalls Industries, Inc.	230,000	35,284
Lockheed Martin Corp.	150,000	35,435
Northrop Grumman Corp.	230,000	48,914
TransDigm Group, Inc. (a)	50,000	13,177
		161,184
Airlines - 7.9%
American Airlines Group, Inc.	2,409,900	76,900
Delta Air Lines, Inc.	1,605,975	69,796
Norwegian Air Shuttle A/S (a)(b)	300,000	12,265
Southwest Airlines Co.	2,268,200	96,353
United Continental Holdings, Inc. (a)	1,006,300	45,374
		300,688
Industrial Conglomerates - 0.6%
Danaher Corp.	250,000	24,590
Machinery - 0.2%
Xylem, Inc.	150,000	6,699
Professional Services - 0.3%
Robert Half International, Inc.	244,700	10,177

TOTAL INDUSTRIALS		503,338

INFORMATION TECHNOLOGY - 20.3%
Internet Software & Services - 7.5%
Akamai Technologies, Inc. (a)	200,000	10,916
Alibaba Group Holding Ltd. sponsored ADR (a)	196,500	16,113
Alphabet, Inc. Class A	127,100	95,179
Facebook, Inc. Class A (a)	847,540	100,696
Tencent Holdings Ltd.	2,815,500	62,740
		285,644
IT Services - 5.3%
FleetCor Technologies, Inc. (a)	150,000	22,334
Global Payments, Inc.	410,000	31,853
MasterCard, Inc. Class A	611,800	58,672
Visa, Inc. Class A	1,156,900	91,326
		204,185
Semiconductors & Semiconductor Equipment - 2.5%
NXP Semiconductors NV (a)	964,600	91,145
Skyworks Solutions, Inc.	75,000	5,007
		96,152
Software - 1.5%
Adobe Systems, Inc. (a)	567,400	56,439
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	1,315,800	131,395
Nimble Storage, Inc. (a)	366,574	3,274
		134,669

TOTAL INFORMATION TECHNOLOGY		777,089

MATERIALS - 0.8%
Chemicals - 0.8%
LyondellBasell Industries NV Class A	390,000	31,730
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	1,050,000	41,108
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Dynegy, Inc. (a)	1,027,112	19,351
TOTAL COMMON STOCKS
(Cost $2,955,756)		3,797,006

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.40% (c)	35,132,780	35,133
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	74,882,525	74,883
TOTAL MONEY MARKET FUNDS
(Cost $110,016)		110,016
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $3,065,772)		3,907,022
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(81,464)
NET ASSETS - 100%		$3,825,558

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$24
Fidelity Securities Lending Cash Central Fund	506
Total	$530

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$556,102	$537,767	$18,335	$--
Consumer Staples	285,411	285,411	--	--
Energy	287,238	287,238	--	--
Financials	353,638	353,638	--	--
Health Care	942,001	929,928	12,073	--
Industrials	503,338	503,338	--	--
Information Technology	777,089	714,349	62,740	--
Materials	31,730	31,730	--	--
Telecommunication Services	41,108	41,108	--	--
Utilities	19,351	19,351	--	--
Money Market Funds	110,016	110,016	--	--
Total Investments in Securities:	$3,907,022	$3,813,874	$93,148	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.1%
Netherlands	3.2%
Cayman Islands	2.9%
British Virgin Islands	2.0%
Denmark	2.0%
Canada	1.5%
United Kingdom	1.4%
Ireland	1.3%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $75,158) — See accompanying schedule: Unaffiliated issuers (cost $2,955,756)	$3,797,006
Fidelity Central Funds (cost $110,016)	110,016
Total Investments (cost $3,065,772)		$3,907,022
Receivable for investments sold		17,153
Receivable for fund shares sold		429
Dividends receivable		3,465
Distributions receivable from Fidelity Central Funds		113
Prepaid expenses		2
Other receivables		102
Total assets		3,928,286
Liabilities
Payable for investments purchased	$21,921
Payable for fund shares redeemed	4,187
Accrued management fee	1,063
Other affiliated payables	509
Other payables and accrued expenses	165
Collateral on securities loaned, at value	74,883
Total liabilities		102,728
Net Assets		$3,825,558
Net Assets consist of:
Paid in capital		$2,952,409
Undistributed net investment income		5,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,415
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		841,249
Net Assets		$3,825,558
Independence:
Net Asset Value, offering price and redemption price per share ($3,426,537 ÷ 100,121 shares)		$34.22
Class K:
Net Asset Value, offering price and redemption price per share ($399,021 ÷ 11,653 shares)		$34.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$18,586
Income from Fidelity Central Funds		530
Total income		19,116
Expenses
Management fee
Basic fee	$10,636
Performance adjustment	(2,378)
Transfer agent fees	2,516
Accounting and security lending fees	529
Custodian fees and expenses	98
Independent trustees' fees and expenses	8
Registration fees	39
Audit	38
Legal	4
Interest	1
Miscellaneous	18
Total expenses before reductions	11,509
Expense reductions	(60)	11,449
Net investment income (loss)		7,667
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,569
Foreign currency transactions	(46)
Total net realized gain (loss)		65,523
Change in net unrealized appreciation (depreciation) on: Investment securities	(357,137)
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		(357,133)
Net gain (loss)		(291,610)
Net increase (decrease) in net assets resulting from operations		$(283,943)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,667	$6,046
Net realized gain (loss)	65,523	255,055
Change in net unrealized appreciation (depreciation)	(357,133)	(231,404)
Net increase (decrease) in net assets resulting from operations	(283,943)	29,697
Distributions to shareholders from net investment income	(3,443)	(5,737)
Distributions to shareholders from net realized gain	(272,611)	(233,191)
Total distributions	(276,054)	(238,928)
Share transactions - net increase (decrease)	(17,379)	(306,547)
Total increase (decrease) in net assets	(577,376)	(515,778)
Net Assets
Beginning of period	4,402,934	4,918,712
End of period (including undistributed net investment income of $5,485 and undistributed net investment income of $1,261, respectively)	$3,825,558	$4,402,934

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Independence Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.08	$40.89	$35.10	$25.44	$22.35	$23.29
Income from Investment Operations
Net investment income (loss)A	.06	.05	.10	.19	.04	.05B
Net realized and unrealized gain (loss)	(2.46)	.13	5.80	9.52	3.11	(.99)
Total from investment operations	(2.40)	.18	5.90	9.71	3.15	(.94)
Distributions from net investment income	(.03)	(.04)	(.11)	(.05)	(.06)	–
Distributions from net realized gain	(2.43)	(1.95)	–	–	–	–
Total distributions	(2.46)	(1.99)	(.11)	(.05)	(.06)	–
Net asset value, end of period	$34.22	$39.08	$40.89	$35.10	$25.44	$22.35
Total ReturnC,D	(6.33)%	.63%	16.87%	38.24%	14.14%	(4.04)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.86%	.73%	.62%	.78%	.70%
Expenses net of fee waivers, if any	.60%G	.86%	.73%	.62%	.78%	.70%
Expenses net of all reductions	.60%G	.86%	.73%	.60%	.77%	.70%
Net investment income (loss)	.39%G	.12%	.27%	.64%	.17%	.21%B
Supplemental Data
Net assets, end of period (in millions)	$3,427	$3,910	$4,251	$3,772	$3,055	$3,272
Portfolio turnover rateH	66%G	48%	53%	59%	82%	93%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Independence Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.12	$40.93	$35.14	$25.48	$22.39	$23.31
Income from Investment Operations
Net investment income (loss)A	.08	.08	.14	.22	.07	.08B
Net realized and unrealized gain (loss)	(2.47)	.14	5.79	9.52	3.12	(1.00)
Total from investment operations	(2.39)	.22	5.93	9.74	3.19	(.92)
Distributions from net investment income	(.06)	(.08)	(.14)	(.08)	(.10)	–
Distributions from net realized gain	(2.43)	(1.95)	–	–	–	–
Total distributions	(2.49)	(2.03)	(.14)	(.08)	(.10)	–
Net asset value, end of period	$34.24	$39.12	$40.93	$35.14	$25.48	$22.39
Total ReturnC,D	(6.29)%	.73%	16.95%	38.35%	14.33%	(3.95)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.78%	.64%	.51%	.66%	.57%
Expenses net of fee waivers, if any	.51%G	.78%	.64%	.51%	.66%	.57%
Expenses net of all reductions	.51%G	.77%	.64%	.50%	.65%	.57%
Net investment income (loss)	.48%G	.20%	.36%	.74%	.29%	.34%B
Supplemental Data
Net assets, end of period (in millions)	$399	$493	$668	$488	$387	$287
Portfolio turnover rateH	66%G	48%	53%	59%	82%	93%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$986,701
Gross unrealized depreciation	(177,598)
Net unrealized appreciation (depreciation) on securities	$809,103
Tax cost	$3,097,919

The Fund elected to defer to its next fiscal year approximately $8,462 of capital losses recognized during the period November 1, 2015 to November 30, 2015.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,303,572 and $1,613,660, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Independence	$2,417.14
Class K	99.05
	$2,516

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,719.57%		$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $111. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $506, including $4 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $980. The weighted average interest rate was .86%. The interest expense amounted to less than five hundred dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $45 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Independence	$2,690	$4,437
Class K	753	1,300
Total	$3,443	$5,737
From net realized gain
Independence	$242,122	$201,818
Class K	30,489	31,373
Total	$272,611	$233,191

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Independence
Shares sold	1,178	4,292	$39,346	$171,172
Reinvestment of distributions	6,799	5,341	239,478	202,092
Shares redeemed	(7,911)	(13,538)	(266,280)	(534,016)
Net increase (decrease)	66	(3,905)	$12,544	$(160,752)
Class K
Shares sold	652	2,770	$21,969	$109,526
Reinvestment of distributions	887	863	31,242	32,673
Shares redeemed	(2,479)	(7,348)	(83,134)	(287,994)
Net increase (decrease)	(940)	(3,715)	$(29,923)	$(145,795)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Independence	.60%
Actual		$1,000.00	$936.70	$2.91
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Class K	.51%
Actual		$1,000.00	$937.10	$2.47
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

FRE-SANN-0716
1.479485.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2016